   Genworth Life of New York VA Separate Account 1 (formerly GE Capital Life
                             Separate Account II)
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:
    Genworth Life Insurance Company of New York (formerly, GE Capital Life
                        Assurance Company of New York)
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") issued prior to May 1, 2003 or prior to the date on which New York State insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York) (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, Genworth Life of New York VA Separate Account 1 (formerly GE Capital Life Separate Account II) (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
  AIM V.I. Basic Value Fund -- Series II shares
  AIM V.I. Capital Appreciation Fund -- Series I shares/1/
  AIM V.I. Core Equity Fund -- Series I shares/2/
  AIM V.I. International Growth Fund -- Series II shares

AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Global Technology Portfolio --Class B
  AllianceBernstein Growth and Income Portfolio --Class B
  AllianceBernstein International Value Portfolio -- Class B
  AllianceBernstein Large Cap Growth Portfolio --Class B
  AllianceBernstein Small Cap Growth Portfolio -- Class B
/1/ On May 1, 2006, the AIM V.I. Growth Fund merged into the AIM V.I. Capital
    Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

American Century Variable Portfolios II, Inc.:
  VP Inflation Protection Fund -- Class II

Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations Marsico
   Growth Portfolio)
  Columbia Marsico International Opportunities Fund, Variable Series (formerly,
   Nations Marsico International Opportunities Portfolio)

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
  VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
  Evergreen VA Omega Fund -- Class 2

FAM Variable Series Funds, Inc.:
  Mercury Basic Value V.I. Fund -- Class III Shares
  Mercury Global Allocation V.I. Fund -- Class III Shares
  Mercury Large Cap Growth V.I. Fund -- Class III Shares
  Mercury Value Opportunities V.I. Fund -- Class III Shares

Federated Insurance Series:
  Federated High Income Bond Fund II** -- Service Shares
  Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
  VIP Asset Manager/SM/ Portfolio -- Service Class 2
  VIP Balanced Portfolio -- Service Class 2
  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio --Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Service Class 2
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
  Franklin Income Securities Fund -- Class 2 Shares
  Mutual Shares Securities Fund -- Class 2 Shares
  Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:
  Income Fund
  Mid-Cap Equity Fund
  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)
  Total Return Fund -- Class 1 Shares/1/
  U.S. Equity Fund
  Value Equity Fund

Goldman Sachs Variable Insurance Trust:
  Goldman Sachs Mid Cap Value Fund

Janus Aspen Series:
  Balanced Portfolio -- Service Shares
  Forty Portfolio -- Service Shares

Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc):
  Legg Mason Partners Variable All Cap Portfolio -- Class II (formerly, Salomon
   Brothers Variable All Cap Fund)
  Legg Mason Partners Variable Total Return Portfolio -- Class II (formerly,
   Salomon Brothers Variable Total Return Fund)

Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series
Fund):
  Legg Mason Partners Variable Aggressive Growth Fund -- Class II (formerly,
   Salomon Brothers Variable Aggressive Growth Fund)

MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series -- Service Class Shares
  MFS(R) Investors Trust Series -- Service Class Shares
  MFS(R) New Discovery Series -- Service Class Shares
  MFS(R) Total Return Series -- Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares

/1/ GE Investments Funds, Inc. recently adopted a multiple class plan for the Total Return Fund that took effect on May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares.

Oppenheimer Variable Account Funds:
  Oppenheimer Balanced Fund/VA -- Service Shares
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares
  Oppenheimer Global Securities Fund/VA -- Service Shares
  Oppenheimer Main Street Fund/VA -- Service Shares
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly, Oppenheimer
   Aggressive Growth Fund/VA -- Service Shares)

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio** -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):
  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II
  Natural Resources Portfolio -- Class II

Rydex Variable Trust:
  OTC Fund

Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares
The following Portfolio is not available for new purchase payments or transfers:

  Janus Aspen Series:
   International Growth Portfolio -- Service Shares

The following Portfolios are not available for contracts issued on or after May 1, 2003:

  Dreyfus:
   The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

  Janus Aspen Series:
   Global Life Sciences Portfolio -- Service Shares
   Global Technology Portfolio -- Service Shares
   Large Cap Growth Portfolio -- Service Shares
   Mid Cap Growth Portfolio -- Service Shares
   Worldwide Growth Portfolio -- Service Shares

  PIMCO Variable Insurance Trust:
   Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

** These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2006, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                1-800-313-5282;

                      or write us at our Service Center:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2006.

Table of Contents



                Definitions.................................................  7

                Fee Tables..................................................  9
                   Examples................................................. 11

                Synopsis.................................................... 13

                Condensed Financial Information............................. 18

                Investment Results.......................................... 18

                Financial Statements........................................ 18

                The Company................................................. 19

                The Separate Account........................................ 20
                   The Portfolios........................................... 20
                   Subaccounts.............................................. 21
                   Voting Rights............................................ 31
                   Asset Allocation Program................................. 32

                The Guarantee Account....................................... 40

                Charges and Other Deductions................................ 42
                   Transaction Expenses..................................... 43
                   Other Charges............................................ 45

                The Contract................................................ 47
                   Purchase of the Contract................................. 47
                   Ownership................................................ 48
                   Assignment............................................... 49
                   Purchase Payments........................................ 49
                   Valuation Day and Valuation Period....................... 50
                   Allocation of Purchase Payments.......................... 50
                   Optional Enhanced Payment Benefit........................ 51
                   Valuation of Accumulation Units.......................... 51

                Transfers................................................... 53
                   Transfers Before the Annuity Commencement Date........... 53
                   Transfers From the Guarantee Account to the Subaccounts.. 53 Transfers From the Subaccounts to the Guarantee Account.. 53
                   Transfers Among the Subaccounts.......................... 54
                   Telephone/Internet Transactions.......................... 55
                   Confirmation of Transactions............................. 56
                   Special Note on Reliability.............................. 56
                   Transfers By Third Parties............................... 57
                   Special Note on Frequent Transfers....................... 58
                   Dollar Cost Averaging Program............................ 60

   Portfolio Rebalancing Program.........................................  62
   Guarantee Account Interest Sweep Program..............................  62

Surrenders and Partial Withdrawals.......................................  64
   Surrenders and Partial Withdrawals....................................  64
   Systematic Withdrawal Program.........................................  65

The Death Benefit........................................................  68
   Death Benefit at Death of Any Annuitant Before Annuity Commencement
     Date................................................................  68
   When We Calculate The Death Benefit...................................  71
   Death of an Owner or Joint Owner Before the Annuity Commencement Date. 71 Death of Owner, Joint Owner or Annuitant After Income Payments Begin.. 73

Income Payments..........................................................  74
   Optional Payment Plans................................................  76
   Variable Income Payments..............................................  78
   Transfers After the Annuity Commencement Date.........................  78

Federal Tax Matters......................................................  80
   Introduction..........................................................  80
   Taxation of Non-Qualified Contracts...................................  80
   Section 1035 Exchanges................................................  84
   Qualified Retirement Plans............................................  85
   Federal Income Tax Withholding........................................  90
   State Income Tax Withholding..........................................  90
   Tax Status of the Company.............................................  90
   Changes in the Law....................................................  91

Requesting Payments......................................................  92

Sale of the Contracts....................................................  94
   Principal Underwriter.................................................  94
   Sale of the Contracts.................................................  94

Additional Information...................................................  97
   Owner Questions.......................................................  97
   Return Privilege......................................................  97
   State Regulation......................................................  97
   Evidence of Death, Age, Gender or Survival............................  98
   Records and Reports...................................................  98
   Other Information.....................................................  98
   Legal Proceedings.....................................................  98

Appendix -- Condensed Financial Information.............................. A-1

Table of Contents -- Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

                      Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

                      Separate Account -- Genworth Life of New York VA Separate Account 1 (formerly, GE Capital Life Separate Account II), a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, 1-800-313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables


                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

   Contract Owner Transaction Expenses
   -------------------------------------------------------------------------
   Surrender Charge (as a percentage of
    purchase payments partially withdrawn or surrendered) Maximum of 8%/1,2/
   -------------------------------------------------------------------------
     Transfer Charge                                          $10.00/3/
   -------------------------------------------------------------------------

                    /1/ The maximum surrender charge assumes you elect the
                        Enhanced Payment Benefit Option at the time of application. The surrender charge declines to $0 over a period of 9 years for each purchase payment received. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

                    /2/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

                    /3/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
----------------------------------------------------------------------------------------------
Annual Contract Charge                                             $30.00/1/
----------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------------------
                                                  Annuitant (Joint       Either Annuitant Over
                                                  Annuitant, if any) Age Age 70 at Issue
                                                  70 or Younger at Issue
                                                  --------------------------------------------
  Mortality and Expense Risk Charge                       1.30%                  1.50%
----------------------------------------------------------------------------------------------
  Administrative Expense Charge                                      0.15%
----------------------------------------------------------------------------------------------
Optional Benefits
----------------------------------------------------------------------------------------------
  Enhanced Payment Benefit Option                                   0.15%/2/
----------------------------------------------------------------------------------------------
                                                  Annuitant (Joint       Either Annuitant Over
                                                  Annuitant, if any) Age Age 70 at Issue
                                                  70 or Younger at Issue
                                                  --------------------------------------------
Maximum Total Separate Account Annual Expenses/3/         1.60%                  1.80%
----------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

                    /2/ This charge is deducted as a percentage of your assets allocated to the Separate Account.

                    /3/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Enhanced Payment Benefit Option at the time of application. If the Enhanced Payment Benefit Option is not elected, the total Separate Account annual expenses would be lower.

                      For information concerning compensation paid for the sale of the contract, see the "Sales of the Contracts" provision of this prospectus.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)    0.40%   2.51%
                       ---------------------------------------------------------

                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2005. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Enhanced Payment Benefit Option; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses $1,167 $2,008  $2,766   $4,963

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $447  $1,378  $2,316   $4,693

                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.65% for the mortality
                           and expense risk charge as well as the
                           administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.1% of the Contract Value); and

                         . a charge of 0.15% for the Enhanced Payment Benefit
                           Option (an annual rate as a percentage of your assets in the Separate Account).

                      If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used in certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing a contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.

                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" provision in this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the

                      Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

                      What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for nine years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract.

                      For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.

                      We assess charges in the aggregate at an effective annual rate of 1.45% (1.65% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant is older than age 70 at the time the contract is issued). There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account (1.80% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional rider. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
                      Contract -- Purchase Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.

                      What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision in this prospectus.

                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income
                      Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions in this prospectus.

                      May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision for more information.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

                      If you exercise this right, we will cancel your contract as of the date we receive your request and send you a refund computed as of that day.

                      If you elect the enhanced payment benefit your refund will equal one of the following amounts:

                        (i) if your Contract Value has increased or stayed the
                            same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

                       (ii) if your Contract Value has decreased, your refund
                            will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

                      This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

                      If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

                      When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision in this prospectus.

                      What are the Federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see the Appendix for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charge for the Enhanced Payment Benefit Option. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call 1-800-313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account


                      We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments.
                      There are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision for additional information.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS           You may allocate purchase payments in up to 20
                      Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.

                                                                                       Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                 Investment Objective                as applicable)
                  -------------------------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. Basic Value Fund --    Seeks to provide long-term growth of     A I M Advisors, Inc.
INSURANCE FUNDS   Series II shares                capital.
                  -------------------------------------------------------------------------------------------------
                  AIM V.I. Capital Appreciation   Seeks to provide growth of capital.      A I M Advisors, Inc.
                  Fund -- Series I shares/1/
                  -------------------------------------------------------------------------------------------------
                  AIM V.I. Core Equity Fund --    Seeks to provide growth of capital.      A I M Advisors, Inc.
                  Series I shares/2/
                  -------------------------------------------------------------------------------------------------
                  AIM V.I. International Growth   Seeks to provide long-term growth of     A I M Advisors, Inc.
                  Fund -- Series II shares        capital.
                  -------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein Global        Long-term growth of capital.             Alliance Capital
VARIABLE PRODUCTS Technology Portfolio -- Class B                                          Management, L.P.
SERIES FUND, INC. -------------------------------------------------------------------------------------------------
                  AllianceBernstein Growth and    Long-term growth of capital.             Alliance Capital
                  Income Portfolio -- Class B                                              Management, L.P.
                  -------------------------------------------------------------------------------------------------
                  AllianceBernstein International Long-term growth of capital.             Alliance Capital
                  Value Portfolio -- Class B                                               Management, L.P.
                  -------------------------------------------------------------------------------------------------
                  AllianceBernstein Large Cap     Long-term growth of capital.             Alliance Capital
                  Growth Portfolio -- Class B                                              Management, L.P.
                  -------------------------------------------------------------------------------------------------
                  AllianceBernstein Small Cap     Long-term growth of capital.             Alliance Capital
                  Growth Portfolio -- Class B                                              Management, L.P.
                  -------------------------------------------------------------------------------------------------

                    /1/ On May 1, 2006, the AIM V.I. Growth Fund merged into
                        the AIM V.I. Capital Appreciation Fund.

                    /2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I. Core Equity Fund.

                                                                                                 Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                      Investment Objective                  as applicable)
                     --------------------------------------------------------------------------------------------------------
AMERICAN CENTURY     VP Inflation Protection Fund --    Pursues long-term total return using a   American Century Investment
VARIABLE PORTFOLIOS  Class II                           strategy that seeks to protect against   Management, Inc.
II, INC.                                                U.S. inflation.
                     --------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS       Columbia Marsico Growth Fund,      The fund seeks long-term growth of       Columbia Management
VARIABLE INSURANCE   Variable Series (formerly, Nations capital.                                 Advisors, LLC (subadvised by
TRUST I (FORMERLY,   Marsico Growth Portfolio)                                                   Marsico Capital
NATIONS SEPARATE                                                                                 Management, LLC)
ACCOUNT TRUST)
                     --------------------------------------------------------------------------------------------------------
                     Columbia Marsico International     The fund seeks long-term growth of       Columbia Management
                     Opportunities Fund, Variable       capital.                                 Advisors, LLC (subadvised by
                     Series (formerly, Nations Marsico                                           Marsico Capital
                     International Opportunities                                                 Management, LLC)
                     Portfolio)
                     --------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund       Seeks high current income.               Eaton Vance Management
TRUST
                     --------------------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences       Seeks long-term capital growth by        OrbiMed Advisors, LLC
                     Fund                               investing in a worldwide and diversified
                                                        portfolio of health sciences companies.
                     --------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --         Seeks long term capital growth.          Evergreen Investment
ANNUITY TRUST        Class 2                                                                     Management Company, LLC
                     --------------------------------------------------------------------------------------------------------
FAM VARIABLE SERIES  Mercury Basic Value V.I. Fund --   Seeks capital appreciation, and          Merrill Lynch Investment
FUNDS, INC.          Class III Shares                   secondarily, income.                     Managers, L.P., dba Mercury
                                                                                                 Advisors
                     --------------------------------------------------------------------------------------------------------
                     Mercury Global Allocation V.I.     Seeks high total investment return.      Merrill Lynch Investment
                     Fund -- Class III Shares                                                    Managers, L.P., dba Mercury
                                                                                                 Advisors
                     --------------------------------------------------------------------------------------------------------
                     Mercury Large Cap Growth V.I.      Seeks long-term capital growth.          Merrill Lynch Investment
                     Fund -- Class III Shares                                                    Managers, L.P., dba Mercury
                                                                                                 Advisors
                     --------------------------------------------------------------------------------------------------------
                     Mercury Value Opportunities V.I.   Seeks long-term growth of capital.       Merrill Lynch Investment
                     Fund -- Class III Shares                                                    Managers, L.P., dba Mercury
                                                                                                 Advisors
                     --------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond         Seeks high current income by investing   Federated Investment
SERIES               Fund II -- Service Class           in lower-rated corporate debt            Management Company
                                                        obligations, commonly referred to as
                                                        "junk bonds."
                     --------------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --      Seeks capital appreciation.              Federated Equity
                     Service Shares                                                              Management Company of
                                                                                                 Pennsylvania (subadvised by
                                                                                                 Federated Global Investment
                                                                                                 Management Corp.)
                     --------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/              Seeks to obtain high total return with   Fidelity Management &
INSURANCE PRODUCTS   Portfolios --                      reduced risk over the long term by       Research Company
FUND                 Service Class 2                    allocating its assets among stocks,      (subadvised by Fidelity
                                                        bonds, and short-term instruments.       Management & Research
                                                                                                 (U.K.) Inc., Fidelity
                                                                                                 Management & Research
                                                                                                 (Far East) Inc., Fidelity
                                                                                                 Investments Japan Limited,
                                                                                                 Fidelity Investments Money
                                                                                                 Management Inc. and FMR
                                                                                                 Co., Inc.)
                     --------------------------------------------------------------------------------------------------------

                                                                            Adviser (and Sub-Adviser(s),
  Subaccount Investing In                    Investment Objective                  as applicable)
  ------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio --         Seeks income and capital growth          Fidelity Management &
  Service Class 2                   consistent with reasonable risk.         Research Company
  ------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.    Fidelity Management &
  Service Class 2                                                            Research Company
                                                                             (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc., Fidelity
                                                                             Management & Research
                                                                             (Far East) Inc., Fidelity
                                                                             Investments Japan Limited
                                                                             and FMR Co., Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation  Seeks capital appreciation.              Fidelity Management &
  Portfolio -- Service Class 2                                               Research Company
                                                                             (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc., Fidelity
                                                                             Management & Research
                                                                             (Far East) Inc., Fidelity
                                                                             Investments Japan Limited
                                                                             and FMR Co., Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio --    Seeks reasonable income. The fund will   Fidelity Management &
  Service Class 2                   also consider the potential for capital  Research Company
                                    appreciation. The fund's goal is to      (subadvised by FMR Co.,
                                    achieve a yield which exceeds the        Inc.)
                                    composite yield on the securities
                                    comprising the Standard & Poor's
                                    500/SM/ Index (S&P 500(R)).
  ------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio --           Seeks to achieve capital appreciation.   Fidelity Management &
  Service Class 2                                                            Research Company
                                                                             (subadvised by FMR Co.,
                                                                             Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio --  Seeks high total return through a        Fidelity Management &
  Service Class 2                   combination of current income and        Research Company
                                    capital appreciation.                    (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.) Inc., Fidelity
                                                                             Management & Research
                                                                             (Far East) Inc., Fidelity
                                                                             Investments Japan Limited
                                                                             and FMR Co., Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio --          Seeks long-term growth of capital.       Fidelity Management &
  Service Class 2                                                            Research Company
                                                                             (subadvised by Fidelity
                                                                             Management & Research
                                                                             (U.K.), Inc. and Fidelity
                                                                             Management & Research Far
                                                                             East Inc.)
  ------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Seeks capital appreciation.              Fidelity Management &
  Service Class 2                                                            Research Company
                                                                             (subadvised by FMR Co.,
                                                                             Inc.)
  ------------------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                   as applicable)
                   -------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities       Seeks to maximize income while            Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares           maintaining prospects for capital
PRODUCTS TRUST                                      appreciation. The fund normally invests
                                                    in both equity and debt securities. The
                                                    fund seeks income by investing in
                                                    corporate, foreign and U.S. Treasury
                                                    bonds as well as stocks with dividend
                                                    yields the manager believes are
                                                    attractive.
                   -------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund -- Seeks capital appreciation, with income   Franklin Mutual Advisers,
                   Class 2 Shares                   as a secondary goal. The fund normally    LLC
                                                    invests mainly in equity securities that
                                                    the manager believes are undervalued.
                                                    The fund normally invests primarily in
                                                    undervalued stocks and to a lesser
                                                    extent in risk arbitrage securities and
                                                    distressed companies.
                   -------------------------------------------------------------------------------------------------------
                   Templeton Growth Securities      Seeks long-term capital growth. The       Templeton Global Advisors
                   Fund -- Class 2 Shares           fund normally invests primarily in equity Limited
                                                    securities of companies located
                                                    anywhere in the world, including those
                                                    in the U.S. and in emerging markets.
                   -------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                      Seeks maximum income consistent           GE Asset Management
FUNDS, INC.                                         with prudent investment management        Incorporated
                                                    and the preservation of capital.
                   -------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund              Seeks long-term growth of capital and     GE Asset Management
                                                    future income.                            Incorporated
                   -------------------------------------------------------------------------------------------------------
                   Money Market Fund/1/             Seeks a high level of current income      GE Asset Management
                                                    consistent with the preservation of       Incorporated
                                                    capital and the maintenance of liquidity.
                   -------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund       Seeks long-term growth of capital and     GE Asset Management
                                                    future income rather than current         Incorporated
                                                    income.
                   -------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund      Seeks maximum total return through        GE Asset Management
                                                    current income and capital                Incorporated (subadvised by
                                                    appreciation.                             Urdang Securities
                                                                                              Management, Inc.)
                   -------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/2/         Seeks growth of capital and               GE Asset Management
                                                    accumulation of income that               Incorporated (subadvised by
                                                    corresponds to the investment return of   SSgA Funds Management,
                                                    S&P's 500 Composite Stock Index.          Inc.)
                   -------------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.
                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                                  Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                     Investment Objective                  as applicable)
                       -------------------------------------------------------------------------------------------------------
                       Small-Cap Equity Fund (formerly,   Seeks long-term growth of capital.      GE Asset Management
                       Small-Cap Value Equity Fund)                                               Incorporated (subadvised by
                                                                                                  Palisade Capital
                                                                                                  Management, L.L.C.)
                       -------------------------------------------------------------------------------------------------------
                       Total Return Fund -- Class 1       Seeks the highest total return          GE Asset Management
                       Shares                             composed of current income and          Incorporated
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.
                       -------------------------------------------------------------------------------------------------------
                       U.S. Equity Fund                   Seeks long-term growth of capital.      GE Asset Management
                                                                                                  Incorporated
                       -------------------------------------------------------------------------------------------------------
                       Value Equity Fund                  Seeks long-term growth of capital and   GE Asset Management
                                                          future income.                          Incorporated
                       -------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value        Seeks long-term capital appreciation.   Goldman Sachs Asset
INSURANCE TRUST        Fund                                                                       Management, L.P.
                       -------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES     Balanced Portfolio -- Service      Seeks long-term capital growth,         Janus Capital
                       Shares                             consistent with preservation of capital Management LLC
                                                          and balanced by current income.
                       -------------------------------------------------------------------------------------------------------
                       Forty Portfolio -- Service Shares  A non-diversified portfolio that seeks  Janus Capital
                                                          long-term growth of capital./1/         Management LLC
                       -------------------------------------------------------------------------------------------------------
LEGG MASON             Legg Mason Partners Variable All   Seeks capital appreciation through      Salomon Brothers Asset
PARTNERS VARIABLE      Cap Portfolio -- Class II          investment in securities which the      Management Inc
PORTFOLIOS I, INC.     (formerly, Salomon Brothers        managers believe have above-average
(FORMERLY, SALOMON     Variable All Cap Fund)             capital appreciation potential.
BROTHERS VARIABLE
SERIES FUNDS INC)
                       -------------------------------------------------------------------------------------------------------
                       Legg Mason Partners Variable       Seeks to obtain above-average income    Salomon Brothers Asset
                       Total Return Portfolio -- Class II (compared to a portfolio entirely       Management Inc
                       (formerly, Salomon Brothers        invested in equity securities). The
                       Variable Total Return Fund)        portfolio's secondary objective is to
                                                          take advantage of opportunities to
                                                          achieve growth of capital and income.
                       -------------------------------------------------------------------------------------------------------
LEGG MASON             Legg Mason Partners Variable       Seeks capital appreciation.             Salomon Brothers Asset
PARTNERS VARIABLE      Aggressive Growth Fund --                                                  Management Inc
PORTFOLIOS II          Class II (formerly, Salomon
(FORMERLY,             Brothers Variable Aggressive
GREENWICH STREET       Growth Fund)
SERIES FUND)
                       -------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Growth Stock      Seeks long-term growth of capital and   Massachusetts Financial
INSURANCE TRUST        Series -- Service Class Shares     future income rather than current       Services Company
                                                          income.
                       -------------------------------------------------------------------------------------------------------
                       MFS(R) Investors Trust Series --   Seeks long-term growth of capital and   Massachusetts Financial
                       Service Class Shares               secondarily reasonable current income.  Services Company
                       -------------------------------------------------------------------------------------------------------
                       MFS(R) New Discovery Series --     Seeks capital appreciation.             Massachusetts Financial
                       Service Class Shares                                                       Services Company
                       -------------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                  Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                      Investment Objective                   as applicable)
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --      Seeks above-average income.                 Massachusetts Financial
                     Service Class Shares               Reasonable opportunity for growth of        Services Company
                                                        capital and income is a secondary
                                                        objective.
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) Utilities Series -- Service Seeks capital growth and current            Massachusetts Financial
                     Class Shares                       income.                                     Services Company
                     ---------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/         Seeks a high total investment return,       OppenheimerFunds, Inc.
ACCOUNT FUNDS        VA -- Service Shares               which includes current income and
                                                        capital appreciation in the value of its
                                                        shares.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Capital                Seeks capital appreciation by investing     OppenheimerFunds, Inc.
                     Appreciation Fund/VA -- Service    in securities of well-known established
                     Shares                             companies.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Global Securities      Seeks long-term capital appreciation by     OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares          investing a substantial portion of its
                                                        assets in securities of foreign issuers,
                                                        "growth-type" companies, cyclical
                                                        industries and special situations that
                                                        are considered to have appreciation
                                                        possibilities.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/      Seeks high total return (which includes     OppenheimerFunds, Inc.
                     VA -- Service Shares               growth in the value of its shares as well
                                                        as current income) from equity and debt
                                                        securities.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small      Seeks capital appreciation.                 OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer MidCap                 Seeks capital appreciation by investing     OppenheimerFunds, Inc.
                     Fund/VA --  Service Shares         in "growth type" companies.
                     (formerly, Oppenheimer
                     Aggressive Growth Fund VA --
                     Service Shares)
                     ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE       All Asset Portfolio -- Advisor     Seeks maximum real return consistent        Pacific Investment
INSURANCE TRUST      Class Shares                       with preservation of real capital and       Management Company LLC
                                                        prudent investment management.
                     ---------------------------------------------------------------------------------------------------------
                     High Yield Portfolio --            Seeks maximum total return, consistent      Pacific Investment
                     Administrative Class Shares        with preservation of capital and prudent    Management Company LLC
                                                        investment management. Invests at
                                                        least 80% of its assets in a diversified
                                                        portfolio of high yield securities ("junk
                                                        bonds") rated below investment grade
                                                        but rated at least Caa by Moody's or
                                                        CCC by S&P, or, if unrated, determined
                                                        by PIMCO to be of comparable quality,
                                                        subject to a maximum of 5% of total
                                                        assets in securities rated Caa by
                                                        Moody's or CCC by S&P, or, if unrated,
                                                        determined by PIMCO to be of
                                                        comparable quality.
                     ---------------------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                  as applicable)
                   -------------------------------------------------------------------------------------------------------
                   Long-Term U.S. Government         Seeks maximum total return, consistent    Pacific Investment
                   Portfolio -- Administrative Class with preservation of capital and prudent  Management Company LLC
                   Shares                            investment management.
                   -------------------------------------------------------------------------------------------------------
                   Low Duration Portfolio --         Seeks maximum total return, consistent    Pacific Investment
                   Administrative Class Shares       with preservation of capital and prudent  Management Company LLC investment management.
                   -------------------------------------------------------------------------------------------------------
                   Total Return Portfolio --         Seeks maximum total return, consistent    Pacific Investment
                   Administrative Class Shares       with preservation of capital and prudent  Management Company LLC investment management.
                   -------------------------------------------------------------------------------------------------------
THE PRUDENTIAL     Jennison Portfolio -- Class II    Seeks long-term growth of capital.        Prudential Investments LLC
SERIES FUND                                                                                    (subadvised by Jennison
(FORMERLY, THE                                                                                 Associates LLC)
PRUDENTIAL
SERIES FUND, INC.)
                   -------------------------------------------------------------------------------------------------------
                   Jennison 20/20 Focus              Seeks long-term growth of capital.        Prudential Investments LLC
                   Portfolio -- Class II                                                       (subadvised by Jennison
                                                                                               Associates LLC)
                   -------------------------------------------------------------------------------------------------------
                   Natural Resources Portfolio --    Seeks long-term growth of capital.        Prudential Investments LLC
                   Class II                                                                    (subadvised by Jennison
                                                                                               Associates LLC)
                   -------------------------------------------------------------------------------------------------------
RYDEX VARIABLE     OTC Fund/1/                       Seeks to provide investment results       Rydex Investments
TRUST                                                that correspond to a benchmark for
                                                     over-the-counter securities. The fund's
                                                     current benchmark is the NASDAQ 100
                                                     Index(TM). The NASDAQ 100 Index(TM)
                                                     contains the 100 largest non-financial,
                                                     non-utilities stocks in the NASDAQ
                                                     composite.
                   -------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE    Comstock Portfolio -- Class II    Seeks capital growth and income           Van Kampen Asset
INVESTMENT TRUST   Shares                            through investments in equity             Management
                                                     securities, including common stocks,
                                                     preferred stocks and securities
                                                     convertible into common and preferred
                                                     stocks.
                   -------------------------------------------------------------------------------------------------------
                   Emerging Growth Portfolio --      Seeks capital appreciation.               Van Kampen Asset
                   Class II Shares                                                             Management
                   -------------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                      The following Portfolio is not available for new purchase payments or transfers:

                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------

                      The following Portfolios are not available for contracts issued on or after May 1, 2003:

                                                                                          Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                   Investment Objective                as applicable)
                   ----------------------------------------------------------------------------------------------------
DREYFUS            The Dreyfus Socially Responsible  Seeks capital growth, with current   The Dreyfus Corporation
                   Growth Fund, Inc. -- Initial      income as a secondary objective.
                   Shares
                   ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Portfolio -- Seeks long-term growth of capital.   Janus Capital Management LLC
                   Service Shares
                   ----------------------------------------------------------------------------------------------------
                   Global Technology Portfolio --    Seeks long-term growth of capital.   Janus Capital Management LLC
                   Service Shares
                   ----------------------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio --     Seeks long-term growth of capital in Janus Capital Management LLC
                   Service Shares                    a manner consistent with
                                                     preservation of capital.
                   ----------------------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --       Seeks long-term growth of capital.   Janus Capital Management LLC
                   Service Shares
                   ----------------------------------------------------------------------------------------------------
                   Worldwide Growth Portfolio --     Seeks long-term growth of capital in Janus Capital Management LLC
                   Service Shares                    a manner consistent with
                                                     preservation of capital.
                   ----------------------------------------------------------------------------------------------------
PIMCO VARIABLE     Foreign Bond Portfolio (U.S.      Seeks maximum total return           Pacific Investment Management
INSURANCE TRUST    Dollar Hedged) -- Administrative  consistent with the preservation of  Company LLC
                   Class Shares                      capital.
                   ----------------------------------------------------------------------------------------------------

                      Not all of these Portfolios may be available in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

                         1) the investment objective of the Portfolio;

                         2) the Portfolio's performance history;

                         3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and

                         4) the Portfolio's servicing agreement.

                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

                      We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include, but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

                      We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor for providing these services and, if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.10% to 0.50%. The Portfolios that pay a service fee to us are:

                        Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
                             Columbia Marsico Growth Fund, Variable
                             Series (formerly, Nations Marsico Growth Portfolio) Columbia Marsico International Opportunities Fund, Variable Series (formerly, Nations Marsico International Opportunities Portfolio)
                        Eaton Vance Variable Trust:
                             VT Floating-Rate Income Fund
                             VT Worldwide Health Sciences Fund
                        Evergreen Variable Annuity Trust:
                             Evergreen VA Omega Fund -- Class 2
                        GE Investments Funds, Inc.:
                             Total Return Fund -- Class 1 Shares
                        PIMCO Variable Insurance Trust:
                             All Asset Portfolio -- Advisor Class Shares
                             Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares
                             High Yield Portfolio -- Administrative Class Shares Long-Term U.S. Government Portfolio -- Administrative Class Shares

                             Low Duration Portfolio -- Administrative Class
                             Shares
                             Total Return Portfolio -- Administrative Class
                             Shares
                        The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):
                             Jennison Portfolio -- Class II
                             Jennison 20/20 Portfolio -- Class II
                             Natural Resources Portfolio -- Class II

                      The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.05% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust), Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, FAM Variable Series Funds, Inc., Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc), Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series Fund), MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.) and Van Kampen Life Investment Trust. See the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio.

VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION      The following is a general description of the Asset
PROGRAM               Allocation Program available under the contract. A
                      complete description is available in the brochure for the program. The program may be referred to as "Efficient
                      Edge" in the brochure or other materials.

GENERAL The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

                      GE Private Asset Management, Inc. ("GEPAM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GEPAM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GEPAM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

                      If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

                      If you participate in the Asset Allocation Program, GEPAM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. On a periodic basis (generally annually but not more than quarterly, unless determined to be necessary or appropriate by GEPAM), the Asset Allocation Models are updated as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GEPAM's role as investment adviser for the Asset Allocation Program, you may review GEPAM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GEPAM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

THE ASSET ALLOCATION  There are five Asset Allocation Models, each comprised of
MODELS a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

                      Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments, and bonds and other fixed income investments. There may also be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GEPAM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models. In addition to these allocations, GEPAM also conducts an optimization analysis to determine the appropriate further breakdown of asset classes for each Asset Allocation Model.

                      Next, after the asset class exposures are known for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. The Portfolios are selected by evaluating asset classes represented by each Portfolio and combining Portfolios to arrive at the desired asset class exposures. GEPAM considers various factors in selecting the Portfolios for each Asset Allocation Model, including historical returns-based style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. In addition, GEPAM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee for certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance.

PERIODIC UPDATES OF   Each of the Asset Allocation Models is evaluated
ASSET ALLOCATION      periodically (generally annually but not more than
MODELS AND NOTICES OF quarterly, unless determined to be necessary or
UPDATES               appropriate by GEPAM) to assess whether the combination
                      of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

                      When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

                      When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the 2 week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.

                      If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GEPAM and GEPAM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GEPAM with respect to the Asset Allocation Models. You will, however, continue to receive written materials from GEPAM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

SELECTING AN ASSET    If you elect to participate in the Asset Allocation
ALLOCATION MODEL      Program, you must choose one of the five available Models
                      for your allocations. We will not make this decision, nor will GEPAM. The following paragraph provides some information you may want to consider in making this decision.

                      You should consult with your registered representative on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

                      You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GEPAM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

MONTHLY REBALANCING   Each calendar month (on the "monthly anniversary" of your
                      Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

                         . increases and decreases in Contract Value in each
                           Subaccount due to Subaccount performance; and

                         . increases and decreases in Contract Value in each
                           Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

                      The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

                      We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

QUARTERLY REPORTS     If you elect to participate in the Asset Allocation
                      Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is described below.

RISKS Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

                      An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

                      Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

                      GEPAM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GEPAM or its affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions. GEPAM may, from time to time, recommend to a Fund's Board of Directors a change in the portfolio manager or strategy or the closure or merger of a Portfolio, all of which could impact a Model.

                      In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GEPAM's ultimate parent, or its affiliates. GEPAM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GEPAM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GEPAM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

THE MODELS            Information concerning the Asset Allocation Models is
                      provided on the following pages. These models are available effective May 1, 2006. You should review this information carefully before selecting or changing a Model.

                             Moderately                                      Moderately
    Conservative            Conservative              Moderate               Aggressive              Aggressive
     Allocation              Allocation              Allocation              Allocation              Allocation
      "Model A"               "Model B"               "Model C"               "Model D"               "Model E"
-----------------------------------------------------------------------------------------------------------------------
                                                Investor Profile
-----------------------------------------------------------------------------------------------------------------------
Investor is willing     Investor is willing     Investor is willing     Investor is willing     Investor is willing
to accept a low level   at accept a low to      to accept a moderate    at accept a moderate    at accept a high
of risk, has a short    moderate level of       level of risk, has a    to high level of        level of risk, has a
term (less than five    risk, has a             moderately long term    risk, has a long term   long term (more than
years) investment       moderately short term   (10 to 20 years)        (15 to 20 years)        15 years) investment
time horizon and is     (less than ten years)   investment time         investment time         time horizon and has
looking for an          investment time         horizon and is          horizon and is          the temperament to
investment that is      horizon and is          looking for an          looking for a growth    ride out market
relatively stable in    looking for an          investment with the     oriented investment.    swings.
value.                  investment to keep      opportunity for long
                        pace with inflation.    term moderate growth.
-----------------------------------------------------------------------------------------------------------------------

                             Moderately                                      Moderately
    Conservative            Conservative              Moderate               Aggressive              Aggressive
     Allocation              Allocation              Allocation              Allocation              Allocation
      "Model A"               "Model B"               "Model C"               "Model D"               "Model E"
-----------------------------------------------------------------------------------------------------------------------

                                               Investor Objective
-----------------------------------------------------------------------------------------------------------------------
High level of current   Growth and current      Growth of capital       Growth of capital but   Growth of capital.
income with             income. Target          with a low to           without the price       Target allocation mix
preservation of         allocation mix is 40%   moderate level of       swings of an all        is 100% equities.
capital. Target         equities and 60%        current income.         equity portfolio.
allocation mix is 20%   fixed income.           Target allocation mix   Target allocation mix
equities and 80%                                is 60% equities and     is 80% equities and
fixed income.                                   40% fixed income.       20% fixed income.
-----------------------------------------------------------------------------------------------------------------------

       PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS FOR EXAMPLE ONLY

                                                   Portfolios                         Model A Model B Model C Model D Model E
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value            Franklin Templeton Variable Insurance Products Trust --
                           Mutual Shares Securities Fund -- Class 2 Shares               2%      3%      4%      6%      7%
                           --------------------------------------------------------------------------------------------------
                           Van Kampen Life Investment Trust --
                           Comstock Portfolio -- Class II Shares                         0%      1%      2%      2%      3%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Blend            The Prudential Series Fund --
                           Jennison 20/20 Focus Portfolio -- Class II                    1%      6%      9%     12%     15%
                           --------------------------------------------------------------------------------------------------
                           Oppenheimer Variable Account Funds --
                           Oppenheimer Main Street Fund/VA -- Service Shares             1%      6%      9%     12%     15%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth           Janus Aspen Series -- Forty Portfolio -- Service Shares       2%      3%      5%      6%      8%
                           --------------------------------------------------------------------------------------------------
                           Fidelity(R) Variable Insurance Products Fund --
                           VIP Contrafund(R) Portfolio -- Service Class 2                0%      3%      4%      6%      7%
-----------------------------------------------------------------------------------------------------------------------------
International Value        AllianceBernstein Variable Products Series Fund, Inc. --
                           AllianceBernstein International Value Portfolio -- Class B    6%      9%     14%     18%     23%
-----------------------------------------------------------------------------------------------------------------------------
International Growth       Columbia Funds Variable Insurance Trust I --
                           Columbia Marsico International Opportunities Fund,
                           Variable Series                                               3%      5%      7%      9%     11%
                           --------------------------------------------------------------------------------------------------
                           AIM Variable Insurance Funds --
                           AIM V.I. International Growth Fund -- Series II shares        3%      4%      6%      9%     11%
-----------------------------------------------------------------------------------------------------------------------------
Specialty -- Real Estate   GE Investments Funds, Inc. --
                           Real Estate Securities Fund                                   2%      0%      0%      0%      0%
-----------------------------------------------------------------------------------------------------------------------------

  Total % Equities                                                                      20%     40%     60%     80%    100%
-----------------------------------------------------------------------------------------------------------------------------

Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
High Yield Bonds           PIMCO Variable Insurance Trust --
                           High Yield Portfolio -- Administrative Class Shares           0%      6%      4%      1%      0%
-----------------------------------------------------------------------------------------------------------------------------
Long Term Government Bonds PIMCO Variable Insurance Trust --
                           Long-Term U.S. Government Portfolio -- Administrative
                           Class Shares                                                  0%      6%      4%      4%      0%
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Term Bonds    PIMCO Variable Insurance Trust --
                           Total Return Portfolio -- Administrative Class Shares        40%     30%     20%     10%      0%
                           --------------------------------------------------------------------------------------------------
                           GE Investments Funds, Inc. -- Income Fund                    20%     15%     10%      5%      0%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loan -- Fixed Income  Eaton Vance Variable Trust -- VT Floating-Rate Income Fund   10%      0%      0%      0%      0%
-----------------------------------------------------------------------------------------------------------------------------
Cash Equivalents           GE Investments Funds, Inc. -- Money Market Fund              10%      3%      2%      0%      0%
-----------------------------------------------------------------------------------------------------------------------------

  Total % Fixed Income                                                                  80%     60%     40%     20%      0%
-----------------------------------------------------------------------------------------------------------------------------

The Guarantee Account


                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

                      Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision in this prospectus for more information. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of the prospectus to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Sales of the Contracts" provision in this prospectus for more information.

                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering income payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges;

                         . the risk that the bonus paid, if the Enhanced
                           Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial withdrawals and
                      surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

                      The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                8%
                       2                                8%
                       3                                7%
                       4                                7%
                       5                                6%
                       6                                5%
                       7                                4%
                       8                                2%
                   9 or more                            0%
       ------------------------------------------------------------------

                      The surrender charge if you do not elect the Enhanced Payment Benefit Option is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                6%
                       2                                6%
                       3                                6%
                       4                                6%
                       5                                5%
                       6                                4%
                   7 or more                            0%
       ------------------------------------------------------------------

                      We do not assess the surrender charge:

                         . on amounts of Contract Value representing gain (as
                           defined below);

                         . on free withdrawal amounts (as defined below);

                         . on surrenders or partial withdrawals taken under
                           Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

                         . if a waiver of surrender charge provision applies.

                      You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as:
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any withdrawals including surrender
                            charges previously taken;

                        (c) is the total of purchase payments made; and

                        (d) is the total of any gain previously withdrawn.

                      In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.

DEDUCTIONS FROM       We deduct from the Separate Account an amount, computed
THE SEPARATE          daily, equal to an annual rate of 1.45% (1.65% when
ACCOUNT               either Annuitant is older than age 70 when the contract
                      is issued) of the daily net assets of the Separate
                      Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract
                      Value.

                      If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account (1.80% of the daily net assets of the Separate Account when either Annuitant is older than age 70 when the contract is issued). The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.

OTHER CHARGES

ANNUAL CONTRACT       We will deduct an annual contract charge of $30 from your
CHARGE                Contract Value to compensate us for certain
                      administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

CHARGE FOR            We charge for the Enhanced Payment Benefit Option. We
ENHANCED PAYMENT      deduct the charge for the Enhanced Payment Benefit Option
BENEFIT OPTION        at an effective annual rate of 0.15% of your daily net
                      asset value in the Separate Account. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from purchase payments
                      or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

The Contract


                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any such differences in your contract.

PURCHASE OF           If you wish to purchase a contract, you must apply for it
THE CONTRACT          through an authorized sales representative. The sales
                      representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contracts" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

                      To apply for a contract, you must be of legal age in the State of New York if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

                      Before the Annuity Commencement Date, you may change:

                         . your Annuity Commencement Date to any date at least
                           ten years after your last purchase payment;

                         . your Optional Payment Plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision; and

                         . the owner, joint owner, primary beneficiary, and
                           contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. An assignment must occur before the Annuity Commencement
                      Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service
                      Center, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE              You may make purchase payments at any frequency and in
PAYMENTS              the amount you select, subject to certain limitations.
                      You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age
                      80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Purchase payments may be made at any time prior to the Annuity
                      Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY         We will value Accumulation and Annuity Units once daily
AND VALUATION         as of the close of regular trading (currently 4:00 p.m.
PERIOD                Eastern Time) for each day the New York Stock Exchange is
                      open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF         We place purchase payments into the Subaccounts, each of
PURCHASE              which invests in shares of a corresponding Portfolio
PAYMENTS              and/or the Guarantee Account, according to your
                      instructions. You may allocate purchase payments to up to 20 Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.
                      The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New
                      York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

                      Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

OPTIONAL              For contracts issued with Annuitant(s) age 80 or younger,
ENHANCED              if you elect the Optional Enhanced Payment Benefit, we
PAYMENT               will add a percentage of each purchase payment you make
BENEFIT               to your Contract Value. Currently, this amount is 4%, but
                      it may vary with each purchase payment and could be zero.
                      We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

                      We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

                      There are important things you should consider before you elect the enhanced payment benefit. These include:

                         . Over time and under certain circumstances (such as
                           an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

                         . Once you elect the enhanced payment benefit, you
                           cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

                         . We may lower the enhanced payment amount, and we may
                           determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

                         . We will recapture the enhanced payment amount if you
                           surrender your contract during the free look period.

                         . Please take advantage of the guidance of a qualified
                           financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

                         . We may profit from the enhanced payment benefit
                           charge.

VALUATION OF          Partial withdrawals, surrenders and/or payment of the
ACCUMULATION          death benefit all result in the cancellation of an
UNITS                 appropriate number of Accumulation Units. We cancel
                      Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value

                      Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers

TRANSFERS BEFORE      All owners may transfer all or a portion of their assets
THE ANNUITY           between and among the Subaccounts of the Separate Account
COMMENCEMENT          and the Guarantee Account on any Valuation Day prior to
DATE                  the Annuity Commencement Date, subject to certain
                      conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee
                      Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service
                      Center. There may be limitations placed on multiple transfer requests made at different times during the same
                      Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting
                      Payments" provision in this prospectus.

TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. For any allocation from the
ACCOUNT TO THE        Guarantee Account to the Subaccounts, the limited amount
SUBACCOUNTS           will not be less than any accrued interest on that
                      allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost
                      Averaging program (see the "Dollar Cost Averaging
                      Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM        We may restrict certain transfers from the Subaccounts to
THE SUBACCOUNTS       the Guarantee Account. The Guarantee Account may not be
TO THE GUARANTEE      available in all markets. For contracts issued on or
ACCOUNT               after the later of September 2, 2003, or the date on
                      which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG       All owners may submit 12 Subaccount transfers each
THE SUBACCOUNTS       calendar year by voice response, Internet, telephone,
                      facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances.
                      Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e.
                      you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service.
                      If you wish to change a transfer request sent by U.S.
                      Mail, such change must also be sent in writing by U.S.
                      Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

                      In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

                        (1) a Dollar Cost Averaging program;

                        (2) a Portfolio Rebalancing program;

                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or

                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

                        (2) the transfer would adversely affect Unit Values.

                      The affected Portfolio(s) determine whether items (1) or
                      (2) above apply.

                      We will treat all owners equally with respect to transfer requests.

TELEPHONE/            All owners may make their first 12 transfers in any
INTERNET              calendar year among the Subaccounts or between the
TRANSACTIONS          Subaccounts and the Guarantee Account by calling or
                      electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and Internet transactions.

                      We will delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON       Please note that the Internet or our telephone system may
RELIABILITY           not always be available. Any computer system or telephone
                      system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service
                      Center.

TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

                      We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and

                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.

                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;

                        (2) passwords and encrypted information;

                        (3) additional owner verification when appropriate; and

                        (4) recorded conversations.

                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON       The Separate Account does not accommodate frequent
FREQUENT              transfers of Contract Value among Subaccounts. When
TRANSFERS             owners or someone on their behalf submit requests to
                      transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

                      We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may impose redemption fees. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Under rules recently adopted by the SEC, effective October 16, 2006, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
PROGRAM               set dollar amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund and/or the
                      Guarantee Account to any combination of other Subaccounts
                      (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract).
                      The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
                      Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 313-5282.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO             Once your purchase payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing agreement.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE             You may instruct us to transfer interest earned on your
ACCOUNT               assets in the Guarantee Account (if available) to the
INTEREST SWEEP        Subaccounts to which you are allocating purchase
PROGRAM               payments, in accordance with your allocation instructions
                      in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals

SURRENDERS AND        We will allow you to surrender your contract or to
PARTIAL               withdraw of a portion of your Contract Value at any time
WITHDRAWALS           before the Annuity Commencement Date upon your written
                      request, subject to the conditions discussed below.

                      We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any charge
                            for the optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision in this prospectus.

                      For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision in this prospectus).

                      Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

SYSTEMATIC            The Systematic Withdrawal program allows you to take
WITHDRAWAL            Systematic Withdrawals of a specified dollar amount (in
PROGRAM               equal installments of at least $100) on a monthly,
                      quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.

                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

                      Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision in this prospectus.

                      There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

The Death Benefit


DEATH BENEFIT         If any Annuitant dies before income payments begin,
AT DEATH OF           regardless of whether the Annuitant is also an owner or
ANY ANNUITANT         joint owner of the contract, the amount of proceeds
BEFORE ANNUITY        available for the designated beneficiary is the death
COMMENCEMENT          benefit. Upon receipt of due proof of an Annuitant's
DATE                  death (generally, due proof is a certified copy of the
                      death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      If the Annuitant is, or both the Annuitant and joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

                        (a) the Contract Value as of the date we receive due
                            proof of death of any Annuitant;

                        (b) the sum of (1) minus (2) plus (3), where:

                            (1) the greatest Contract Value as of any contract
                                anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any partial withdrawals (including any surrender charges assessed);

                            (2) the Contract Value on the date of death; and

                            (3) the Contract Value on the date we receive date
                                due proof of death.

                        (c) purchase payments less any partial withdrawals.

                      If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

                        (a) the Contract Value as of the date we receive due
                            proof of death of any Annuitant;

                        (b) the sum of (1) minus (2) plus (3), where:

                            (1) is the greatest Contract Value as of any
                                contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges and premium taxes assessed);

                            (2) is the Contract Value on the date of death; and

                            (3) is the Contract Value on the date we receive
                                due proof of death;

                        (c) purchase payments less any partial withdrawals.

                      We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

                      The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (i) purchases a contract for $100,000;

                       (ii) makes no additional purchase payments and takes no
                            partial withdrawals;

                      (iii) is not subject to premium taxes;

                       (iv) the Annuitant is age 75 on the Contract Date; and

                        (v) we receive due proof of death on the date of death
                            then:

                               Annuitant's Contract  Death
                   End of Year     Age      Value   Benefit
                   -----------------------------------------
                        1          76      $103,000 $103,000
                        2          77       112,000  112,000
                        3          78        90,000  112,000
                        4          79       135,000  135,000
                        5          80       130,000  135,000
                        6          81       150,000  150,000
                        7          82       125,000  135,000
                        8          83       145,000  145,000
                   -----------------------------------------

                      The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Partial withdrawals may reduce the death benefit by the proportion that the partial withdrawal (including any surrender charge and premium taxes assessed) reduces the Contract Value.

                      For example:

                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/06  $5,000  $ 5,000  $ 5,000
                       3/31/10      --   10,000   10,000
                       3/31/11      --    7,000   10,000
                       ---------------------------------

                      If a withdrawal of $3,500 is made on March 31, 2011, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

                        (i) death occurs on March 31, 2010;

                       (ii) due proof of death was provided on March 31, 2011;

                      (iii) no other purchase payments were made or partial
                            withdrawals were taken;

                       (iv) the Annuitant and any joint Annuitant were both
                            younger than age 80 at issue;

                        (v) no surrender charge applies; and

                       (vi) no premium tax applies to the partial withdrawal.

                      This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

WHEN WE               We will calculate the death benefit on the date we
CALCULATE THE         receive due proof of death at our Service Center. Until
DEATH BENEFIT         we receive complete written instructions satisfactory to
                      us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or
                      Guarantee Account, according to your last instructions.
                      This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN           In certain circumstances, Federal tax law requires that
OWNER OR JOINT        distributions be made under this contract upon the first
OWNER BEFORE          death of:
THE ANNUITY
COMMENCEMENT
DATE
                         . an owner or joint owner; or

                         . the Annuitant or Joint Annuitant (if the owner is a
                           non-natural entity such as a trust or corporation).

                      At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

                      Distribution rules. Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

                         . Spouses -- If the sole designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in a lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision);

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

                            (3) apply the Surrender Value to provide a monthly
                                income benefit under optional payment plan 1 or
                                2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

                      Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

                      Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                                                                    Amount of
                                   Person Who Died                Proceeds Paid
                      ----------------------------------------------------------
                      Owner or Joint Owner                       Surrender Value
                      (who is not an Annuitant)
                      ----------------------------------------------------------
                      Owner or Joint Owner                       Death Benefit
                      (who is an Annuitant)
                      ----------------------------------------------------------
                      Annuitant                                  Death Benefit
                      ----------------------------------------------------------

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF
OWNER, JOINT
OWNER, OR
ANNUITANT
AFTER INCOME
PAYMENTS BEGIN

                      After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

Income Payments

                      The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments upto the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

                      The contract provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                         . your Surrender Value on the Validation Day
                           immediately preceeding your Annuity Commencement
                           Date;

                         . the settlement age on the Annuity Commencement Date,
                           and if applicable, the gender of the Annuitant(s);

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL              The following optional payment plans are available under
PAYMENT PLANS         the contract:

                          Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted.

                          The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE              The monthly amount of your first variable income payment
INCOME                will equal your Surrender Value on the Valuation Day
PAYMENTS              immediately preceding your Annuity Commencement Date,
                      multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

                      Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
ANNUITY               payments three times each calendar year. The transfer
COMMENCEMENT          will be effective as of the end of the Valuation Period
DATE                  during which we receive written request at our Service
                      Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters



INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

                      Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

                         . The death benefit is taxed in the same manner as an
                           income payment if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

                      Taxation of Death Benefit if Paid After the Annuity Commencement Date.

                         . The death benefit is includible in income to the
                           extent that it exceeds the unrecovered "investment in the contract."

                      Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial withdrawal or
                           an income payment that you must include in income;
                           and

                         . the amount that might be subject to the penalty tax.

SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
                           59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      IRA's and Roth IRA's. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRS in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

                      The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

                      You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with
                      Non-Qualified Contracts.   Although some of the Federal
                      income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of purchase
                           payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

                         . the Code does not allow a deduction for purchase
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

                         . Under most qualified retirement plans, the owner
                           must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME        We will withhold and remit to the IRS a part of the
TAX WITHHOLDING       taxable portion of each distribution made under a
                      contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX      If required by the law of your state, we will also
WITHHOLDING           withhold state income tax from the taxable portion of
                      each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE     Under existing Federal income tax laws, we do not pay tax
COMPANY               on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE        This discussion is based on the Code, IRS regulations,
LAW                   and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or a total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

                      If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Sale of the Contracts



PRINCIPAL             We have entered into an underwriting agreement with
UNDERWRITER           Capital Brokerage Corporation for the distribution and
                      sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford,
                      Connecticut 06905.

                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

SALE OF THE           Capital Brokerage Corporation offers the contracts
CONTRACTS             through its registered representatives who are registered
                      with the NASD and with the states in which they do business. More information about Capital Brokerage
                      Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800)
                      289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.
                      Registered representatives with Capital Brokerage
                      Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.0% of your aggregate purchase payments.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with

                      Capital Brokerage Corporation receive a maximum commission of 1.4% of your aggregate purchase payments.

                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

                      All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

                      During 2005, 2004 and 2003, $5.3 million, $5.9 million and $17.0 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2005, 2004 and 2003, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

Additional Information


OWNER QUESTIONS       The obligations to owners under the contracts are ours.
                      Please direct your questions and concerns to us at our Service Center.

RETURN                Within 10 days after you receive the contract (or such
PRIVILEGE             longer period as may be required by applicable law), you
                      may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                             Genworth Life Insurance Company of New York
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

                      If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

                        (i) if your Contract Value has increased or stayed the
                            same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

                       (ii) if your Contract Value has decreased, your refund
                            will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

                      If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the State of New York, we are subject to
                      provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF           We may require proof of the age, gender or survival of
DEATH, AGE,           any person or persons before acting on any applicable
GENDER OR             contract provision.
SURVIVAL

RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL                 The Company like other life insurance companies, is
PROCEEDINGS           involved in lawsuits. In some lawsuits involving
                      insurance companies, substantial damages have been sought and/or material settlement payments have been made.
                      Although neither the Company nor Capital Brokerage
                      Corporation can predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us, the Separate Account, or Capital Brokerage Corporation.

                      Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant Age 70 or Younger at Issue

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                     $14.10            $14.65         63,179    2005
                                                                     12.91             14.10         47,248    2004
                                                                     10.00             12.91          2,061    2003
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               8.92              9.57         25,009    2005
                                                                      8.49              8.92         25,078    2004
                                                                      6.65              8.49         15,406    2003
                                                                      8.92              6.65         10,256    2002
                                                                     10.00              8.92          4,333    2001
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares/1/                          8.21              8.69         21,016    2005
                                                                      7.70              8.21         22,713    2004
                                                                      5.95              7.70         32,316    2003
                                                                      8.75              5.95         13,055    2002
                                                                     10.00              8.75          4,761    2001
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             10.54             12.33         18,494    2005
                                                                     10.00             10.54              0    2004
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/2/                  8.00              8.33         68,539    2005
                                                                      7.68              8.00         74,822    2004
                                                                      6.23              7.68         76,578    2003
                                                                      9.06              6.23         75,286    2002
                                                                     10.00              9.06         14,343    2001
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           13.65             13.95         11,566    2005
                                                                     13.18             13.65         10,518    2004
                                                                     10.00             13.18          3,106    2003
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           10.16             10.47        270,520    2005
                                                                      9.27             10.16        228,096    2004
                                                                      7.12              9.27        163,858    2003
                                                                      9.29              7.12        113,958    2002
                                                                     10.00              9.29         32,844    2001
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         10.54             12.10         34,890    2005
                                                                     10.00             10.54             --    2004
-------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Growth Fund merged into the AIM V.I. Capital
    Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. (continued)
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B               $ 7.83            $ 8.86        108,170    2005
                                                                          7.33              7.83         63,772    2004
                                                                          6.03              7.33         43,827    2003
                                                                          8.85              6.03         42,999    2002
                                                                         10.00              8.85         20,916    2001
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                10.38             10.72          2,821    2005
                                                                          9.21             10.38          2,712    2004
                                                                          6.28              9.21          2,719    2003
                                                                          9.39              6.28          2,906    2002
                                                                         10.00              9.39         38,816    2001
-----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                               10.00              9.96          5,721    2005
-----------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
 Separate Account Trust)
-----------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series                          13.77             14.58        136,035    2005
   (formerly, Nations Marsico Growth Portfolio)                          12.36             13.77         69,362    2004
                                                                         10.00             12.36         24,394    2003
-----------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable            15.39             18.12        151,413    2005
   Series (formerly, Nations Marsico International Opportunities         13.39             15.39         99,486    2004
   Portfolio)                                                            10.00             13.39         39,886    2003
-----------------------------------------------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial           7.85              8.02         12,560    2005
   Shares                                                                 7.50              7.85         12,167    2004
                                                                          6.04              7.50         12,095    2003
                                                                          8.63              6.04          7,848    2002
                                                                         10.00              8.63          1,048    2001
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           10.25             10.50        215,583    2005
                                                                         10.12             10.25        167,089    2004
                                                                          9.97             10.12         52,650    2003
                                                                         10.00              9.97             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                      13.95             14.72         26,115    2005
                                                                         13.33             13.95         15,863    2004
                                                                         10.40             13.33          3,671    2003
                                                                         10.00             10.40             --    2002
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                     10.63             10.85          1,345    2005
                                                                         10.00             10.63             --    2004
-----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                      10.88             11.00         13,646    2005
                                                                         10.00             10.88             --    2004
-----------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares                10.00             11.07          3,807    2005
-----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                 10.86             11.83            640    2005
                                                                         10.00             10.86          5,137    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc. (continued)
----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares            $11.22            $12.17         20,722    2005
                                                                        10.00             11.22        108,120    2004
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  12.48             12.58        259,542    2005
                                                                        11.50             12.48         88,146    2004
                                                                         9.58             11.50         60,380    2003
                                                                         9.59              9.58         44,925    2002
                                                                        10.00              9.59          2,238    2001
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           15.02             16.41         47,847    2005
                                                                        13.31             15.02         32,321    2004
                                                                        10.00             13.31          6,995    2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.36             10.60         28,957    2005
                                                                        10.00             10.36          1,130    2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        12.06             13.86        729,211    2005
                                                                        10.62             12.06        203,828    2004
                                                                         8.41             10.62         72,701    2003
                                                                         9.44              8.41         29,566    2002
                                                                        10.00              9.44          3,048    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.82             14.06          8,993    2005
                                                                        11.84             11.82            385    2004
                                                                        10.00             11.84             --    2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.60             11.03        297,600    2005
                                                                         9.67             10.60        254,864    2004
                                                                         7.54              9.67        157,498    2003
                                                                         9.24              7.54         72,137    2002
                                                                        10.00              9.24         16,406    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                8.10              8.43        114,966    2005
                                                                         7.97              8.10         99,376    2004
                                                                         6.11              7.97         55,200    2003
                                                                         8.89              6.11         31,710    2002
                                                                        10.00              8.89          6,389    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       9.83             10.41        146,189    2005
                                                                         9.46              9.83        119,324    2004
                                                                         7.77              9.46         64,991    2003
                                                                         9.49              7.77         19,892    2002
                                                                        10.00              9.49          4,205    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              15.15             17.62        406,238    2005
                                                                        12.33             15.15        170,648    2004
                                                                         9.05             12.33         74,762    2003
                                                                        10.21              9.05         46,954    2002
                                                                        10.00             10.21          9,631    2001
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     11.27             11.38         19,486    2005
                                                                        10.00             11.27         10,444    2004
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                    $10.00            $10.41         108,060   2005
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           11.08             11.14          97,546   2005
                                                                        10.87             11.08          94,779   2004
                                                                        10.65             10.87          33,377   2003
                                                                        10.00             10.65           3,625   2002
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   12.15             13.38         188,601   2005
                                                                        10.62             12.15         169,993   2004
                                                                         8.11             10.62         147,857   2003
                                                                         9.54              8.11         118,661   2002
                                                                        10.00              9.54           9,068   2001
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                      1.00              1.01       2,742,575   2005
                                                                         1.00              1.00       2,102,116   2004
                                                                         1.01              1.00         779,343   2003
                                                                         1.01              1.01         275,280   2002
                                                                         1.00              1.01         108,666   2001
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                             9.72              9.70          67,226   2005
                                                                         9.21              9.72          63,264   2004
                                                                         7.25              9.21          48,329   2003
                                                                         9.31              7.25          37,355   2002
                                                                        10.00              9.31           2,290   2001
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           16.30             17.95          63,303   2005
                                                                        12.49             16.30          37,444   2004
                                                                        10.00             12.49          15,802   2003
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                  9.65              9.94       2,096,714   2005
                                                                         8.87              9.65       1,547,487   2004
                                                                         7.02              8.87         786,490   2003
                                                                         9.17              7.02         627,019   2002
                                                                        10.00              9.17          24,366   2001
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)         12.66             13.66         232,988   2005
                                                                        11.15             12.66         224,023   2004
                                                                         9.12             11.15         208,180   2003
                                                                        10.74              9.12         153,331   2002
                                                                        10.00             10.74           9,466   2001
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   12.19             12.46         974,704   2005
                                                                        11.44             12.19         390,819   2004
                                                                        10.00             11.44          11,203   2003
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                       9.52              9.62          85,844   2005
                                                                         8.93              9.52          82,155   2004
                                                                         7.35              8.93          75,469   2003
                                                                         9.24              7.35          71,518   2002
                                                                        10.00              9.24           2,014   2001
----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                      9.83             10.08          59,238   2005
                                                                         9.10              9.83          54,719   2004
                                                                         7.45              9.10          44,515   2003
                                                                         9.17              7.45          37,464   2002
                                                                        10.00              9.17           2,533   2001
----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                  $10.00            $11.39         11,051    2005
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                               10.69             11.34        168,754    2005
                                                                     10.02             10.69        168,581    2004
                                                                      8.94             10.02        140,349    2003
                                                                      9.72              8.94        110,810    2002
                                                                     10.00              9.72         33,503    2001
-------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                   9.79             10.86         48,344    2005
                                                                      8.42              9.79         42,595    2004
                                                                      7.11              8.42         19,713    2003
                                                                      8.58              7.11         18,054    2002
                                                                     10.00              8.58          3,985    2001
-------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                    9.90             10.96          3,474    2005
                                                                      8.80              9.90          3,576    2004
                                                                      7.07              8.80          6,531    2003
                                                                     10.19              7.07          4,698    2002
                                                                     10.00             10.19          1,137    2001
-------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                       6.61              7.26          2,610    2005
                                                                      6.67              6.61          3,044    2004
                                                                      4.62              6.67          4,098    2003
                                                                      7.93              4.62          5,022    2002
                                                                     10.00              7.93          2,389    2001
-------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                    9.71             12.62         32,617    2005
                                                                      8.30              9.71         34,633    2004
                                                                      6.26              8.30         19,669    2003
                                                                      8.55              6.26          8,952    2002
                                                                     10.00              8.55          1,742    2001
-------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares                        7.80              7.99         25,663    2005
                                                                      7.59              7.80         26,211    2004
                                                                      5.86              7.59         26,467    2003
                                                                      8.11              5.86         20,303    2002
                                                                     10.00              8.11          4,940    2001
-------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                          8.79              9.71         22,205    2005
                                                                      7.41              8.79         21,754    2004
                                                                      5.58              7.41         23,130    2003
                                                                      7.87              5.58         19,456    2002
                                                                     10.00              7.87          4,528    2001
-------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                        7.85              8.17         30,151    2005
                                                                      7.62              7.85         30,227    2004
                                                                      6.25              7.62         32,786    2003
                                                                      8.54              6.25         23,802    2002
                                                                     10.00              8.54          2,421    2001
-------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
 (formerly, Salomon Brothers Variable Series Fund, Inc)
-------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II         13.77             14.08         10,755    2005
   (formerly, Salomon Brothers Variable All Cap Fund)                12.93             13.77          7,007    2004
                                                                     10.00             12.93          1,469    2003
-------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc. (formerly,
 Salomon Brothers Variable Series Fund, Inc) (continued)
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II        $10.00            $10.56             --    2005
   (formerly, Salomon Brothers Variable Total Return Fund)
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
 (formerly, Greenwich Street Series Fund)
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio --             13.58             14.57         11,170    2005
   Class II (formerly, Salomon Brothers Variable Aggressive               12.57             13.58          7,997    2004
   Growth Fund)                                                           10.00             12.57             --    2003
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares             8.03              8.25        135,434    2005
                                                                           7.47              8.03        108,120    2004
                                                                           6.19              7.47         72,388    2003
                                                                           8.68              6.19         40,187    2002
                                                                          10.00              8.68          2,249    2001
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    9.19              9.70        171,299    2005
                                                                           8.39              9.19         74,830    2004
                                                                           6.99              8.39         29,812    2003
                                                                           9.00              6.99         16,546    2002
                                                                          10.00              9.00          2,238    2001
------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      8.98              9.29         44,535    2005
                                                                           8.58              8.98         44,943    2004
                                                                           6.52              8.58         20,670    2003
                                                                           9.70              6.52         10,094    2002
                                                                          10.00              9.70            428    2001
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                      12.54             12.68         33,576    2005
                                                                          11.46             12.54         13,950    2004
                                                                          10.03             11.46         12,124    2003
                                                                          10.00             10.03            152    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                         10.27             11.80         74,715    2005
                                                                           8.03             10.27         57,043    2004
                                                                           6.01              8.03         52,527    2003
                                                                           7.91              6.01         40,100    2002
                                                                          10.00              7.91          4,890    2001
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                          10.95             11.19         37,861    2005
                                                                          10.00             10.95          9,611    2004
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares              13.41             13.86        111,510    2005
                                                                          12.77             13.41         71,661    2004
                                                                           9.91             12.77          8,853    2003
                                                                          10.00              9.91             --    2002
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                 11.87             13.34        187,234    2005
                                                                          10.13             11.87        104,803    2004
                                                                           7.20             10.13         48,433    2003
                                                                           9.41              7.20         21,128    2002
                                                                          10.00              9.41          3,283    2001
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds (continued)
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     $ 9.85            $10.27        282,120    2005
                                                                          9.16              9.85        231,025    2004
                                                                          7.35              9.16        166,822    2003
                                                                          9.21              7.35        128,125    2002
                                                                         10.00              9.21         12,321    2001
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares            15.74             17.02        121,746    2005
                                                                         13.40             15.74         64,389    2004
                                                                          9.43             13.40         26,082    2003
                                                                         10.00              9.43            160    2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,                14.13             15.59          6,129    2005
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)              12.00             14.13          3,632    2004
                                                                         10.00             12.00          2,535    2003
-----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            10.00             10.41         54,761    2005
-----------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative          11.57             11.98          1,760    2005
   Class Shares                                                          11.12             11.57          1,889    2004
                                                                         11.04             11.12          2,416    2003
                                                                         10.35             11.04          2,641    2002
                                                                         10.00             10.35          1,017    2001
-----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    12.78             13.11        156,318    2005
                                                                         11.84             12.78        115,339    2004
                                                                          9.78             11.84         72,936    2003
                                                                         10.04              9.78         26,611    2002
                                                                         10.00             10.04          5,392    2001
-----------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class            13.42             13.86        268,658    2005
   Shares                                                                12.66             13.42        239,725    2004
                                                                         12.37             12.66        170,726    2003
                                                                         10.67             12.37        150,388    2002
                                                                         10.00             10.67         12,309    2001
-----------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  10.00              9.99         23,350    2005
-----------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                  12.15             12.27        970,415    2005
                                                                         11.76             12.15        790,383    2004
                                                                         11.36             11.76        389,745    2003
                                                                         10.56             11.36        276,091    2002
                                                                         10.00             10.56         13,530    2001
-----------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly, The Prudential Series Fund,
 Inc.)
-----------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                         13.05             14.66             --    2005
                                                                         12.13             13.05             --    2004
                                                                         10.00             12.13             --    2003
-----------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                             14.03             16.76            691    2005
                                                                         12.34             14.03             --    2004
                                                                         10.00             12.34             --    2003
-----------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                10.00             14.86         16,162    2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------
  OTC Fund                                            $ 7.99            $ 7.97         25,468    2005
                                                        7.42              7.99         22,472    2004
                                                        5.18              7.42         19,786    2003
                                                        8.59              5.18         17,154    2002
                                                       10.00              8.59            308    2001
-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                12.00             12.32        128,429    2005
                                                       10.37             12.00         50,022    2004
                                                        8.05             10.37         15,943    2003
                                                       10.00              8.05             --    2002
-----------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares          9.00              9.55          5,051    2005
                                                        8.56              9.00          4,758    2004
                                                        7.26              8.56          2,320    2003
                                                       10.00              7.26             --    2002
-----------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares

                      Each Annuitant Over Age 70 at Issue

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund -- Series II        $14.05            $14.57           955     2005
   shares                                       12.89             14.05         1,253     2004
                                                10.00             12.89           466     2003
----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation                   8.86              9.48           671     2005
   Fund -- Series I shares                       8.45              8.86           696     2004
                                                 6.63              8.45         1,093     2003
                                                 8.91              6.63           988     2002
                                                10.00              8.91           302     2001
----------------------------------------------------------------------------------------------
 AIM V.I. Growth Fund -- Series I                8.15              8.62        11,271     2005
   shares/1/                                     7.66              8.15           750     2004
                                                 5.93              7.66           751     2003
                                                 8.74              5.93           768     2002
                                                10.00              8.74            --     2001
----------------------------------------------------------------------------------------------
 AIM V.I. International Growth                  10.63             12.30            --     2005
   Fund -- Series II shares                     10.00             10.63            --     2004
----------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series          7.94              8.25         9,657     2005
   I shares/2/                                   7.64              7.94        13,257     2004
                                                 6.21              7.64        25,335     2003
                                                 9.05              6.21        20,837     2002
                                                10.00              9.05         4,725     2001
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
 Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Global Technology            13.61             13.87            --     2005
   Portfolio -- Class B                         13.16             13.61            --     2004
                                                10.00             13.16            --     2003
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income            10.09             10.38        53,117     2005
   Portfolio -- Class B                          9.22             10.09        54,273     2004
                                                 7.09              9.22        63,264     2003
                                                 9.28              7.09        64,654     2002
                                                10.00              9.28        16,785     2001
----------------------------------------------------------------------------------------------
 AllianceBernstein International Value          10.54             12.07            --     2005
   Portfolio -- Class B                         10.00             10.54            --     2004
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth              7.77              8.78        30,628     2005
   Portfolio -- Class B                          7.29              7.77        17,236     2004
                                                 6.01              7.29        18,188     2003
                                                 8.84              6.01         6,812     2002
                                                10.00              8.84         2,429     2001
----------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth             10.30             10.63         1,528     2005
   Portfolio -- Class B                          9.16             10.30         1,528     2004
                                                 6.26              9.16         1,528     2003
                                                 9.37              6.26         1,529     2002
                                                10.00              9.37            --     2001
----------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Growth Fund merged into the AIM V.I. Capital
    Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
American Century Variable Portfolios
 II, Inc.
----------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class
   II                                          $10.00            $ 9.94            --     2005
----------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust
 I (formerly, Nations Separate Account
 Trust)
----------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable         13.72             14.50         7,827     2005
   Series (formerly, Nations Marsico            12.35             13.72         8,786     2004
   Growth Portfolio)                            10.00             12.35         7,561     2003
----------------------------------------------------------------------------------------------
 Columbia Marsico International
   Opportunities Fund, Variable Series
   (formerly, Nations Marsico                   15.33             18.02         4,766     2005
   International Opportunities                  13.37             15.33         5,263     2004
   Portfolio)                                   10.00             13.37         5,090     2003
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                7.79              7.94           575     2005
   Growth Fund, Inc. -- Initial Shares           7.46              7.79           539     2004
                                                 4.57              7.46           565     2003
                                                 8.62              4.57            --     2002
                                                10.00              8.62            --     2001
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.21             10.43        23,505     2005
                                                10.09             10.21        36,250     2004
                                                 9.96             10.09        26,638     2003
                                                10.00              9.96            --     2002
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              13.89             14.62         2,274     2005
                                                13.29             13.89         2,410     2004
                                                10.40             13.29         2,410     2003
                                                10.00             10.40            --     2002
----------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2             10.61             10.81            --     2005
                                                10.00             10.61            --     2004
----------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------
 Mercury Basic Value V.I. Fund -- Class         10.86             10.96            --     2005
   III Shares                                   10.00             10.86            --     2004
----------------------------------------------------------------------------------------------
 Mercury Global Allocation V.I.
   Fund -- Class III Shares                     10.00             11.05            --     2005
----------------------------------------------------------------------------------------------
 Mercury Large Cap Growth V.I.                  10.85             11.78            --     2005
   Fund -- Class III Shares                     10.00             10.85            --     2004
----------------------------------------------------------------------------------------------
 Mercury Value Opportunities V.I.               11.20             12.13            --     2005
   Fund -- Class III Shares                     10.00             11.20            --     2004
----------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------
 Federated High Income Bond Fund                12.39             12.47         4,817     2005
   II -- Service Shares                         11.44             12.39         5,064     2004
                                                 9.55             11.44         7,968     2003
                                                 9.58              9.55         3,837     2002
                                                10.00              9.58            53     2001
----------------------------------------------------------------------------------------------
 Federated Kaufman Fund II -- Service           14.97             16.32         1,002     2005
   Shares                                       13.30             14.97           903     2004
                                                10.00             13.30         1,979     2003
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund
----------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/                         $10.35            $10.56            --     2005
   Portfolio -- Service Class 2                 10.00             10.35            --     2004
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service         11.97             13.73         6,244     2005
   Class 2                                      10.57             11.97         5,576     2004
                                                 8.38             10.57         8,161     2003
                                                 9.43              8.38         3,086     2002
                                                10.00              9.43           808     2001
----------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation               11.78             13.98            --     2005
   Portfolio -- Service Class 2                 11.83             11.78            --     2004
                                                10.00             11.83            --     2003
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service         10.52             10.92        26,910     2005
   Class 2                                       9.62             10.52        26,278     2004
                                                 7.52              9.62        26,370     2003
                                                 9.23              7.52         9,911     2002
                                                10.00              9.23         2,062     2001
----------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2         8.05              8.35        10,198     2005
                                                 7.93              8.05        11,174     2004
                                                 6.09              7.93        12,463     2003
                                                 8.88              6.09        12,319     2002
                                                10.00              8.88           468     2001
----------------------------------------------------------------------------------------------
 VIP Growth & Income                             9.76             10.31        14,267     2005
   Portfolio -- Service Class 2                  9.41              9.76        14,660     2004
                                                 7.75              9.41        15,727     2003
                                                 9.47              7.75        10,540     2002
                                                10.00              9.47           158     2001
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class         15.04             17.46        12,515     2005
   2                                            12.27             15.04        13,468     2004
                                                 9.02             12.27        26,957     2003
                                                10.20              9.02        13,738     2002
                                                10.00             10.20         1,571     2001
----------------------------------------------------------------------------------------------
 VIP Value Strategies                           11.26             11.34            --     2005
   Portfolio -- Service Class 2                 10.00             11.26            --     2004
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
 Products Trust
----------------------------------------------------------------------------------------------
 Franklin Income Securities
   Fund -- Class 2 Shares                       10.00             10.39            --     2005
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Income Fund                                    11.02             11.06         2,818     2005
                                                10.83             11.02         3,343     2004
                                                10.63             10.83         2,648     2003
                                                10.00             10.63            --     2002
----------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund                            12.06             13.25        20,514     2005
                                                10.57             12.06        11,511     2004
                                                 8.08             10.57        11,435     2003
                                                 9.53              8.08        17,118     2002
                                                10.00              9.53            --     2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
----------------------------------------------------------------------------------------------
 Money Market Fund                             $ 0.99            $ 1.00         33,949    2005
                                                 1.00              0.99         49,033    2004
                                                 1.01              1.00        123,772    2003
                                                 1.01              1.01        179,540    2002
                                                 1.00              1.01          9,904    2001
----------------------------------------------------------------------------------------------
 Premier Growth Equity Fund                      9.65              9.61          2,674    2005
                                                 9.16              9.65          2,675    2004
                                                 7.23              9.16          2,768    2003
                                                 9.30              7.23          1,795    2002
                                                10.00              9.30             29    2001
----------------------------------------------------------------------------------------------
 Real Estate Securities Fund                    16.24             17.86          1,389    2005
                                                12.48             16.24          1,406    2004
                                                10.00             12.48          1,901    2003
----------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                           9.58              9.85         47,120    2005
                                                 8.82              9.58         42,619    2004
                                                 6.99              8.82         47,772    2003
                                                 9.16              6.99         34,661    2002
                                                10.00              9.16          2,381    2001
----------------------------------------------------------------------------------------------
 Small-Cap Equity Fund (formerly,               12.56             13.54         21,399    2005
   Small-Cap Value Equity Fund)                 11.09             12.56         13,726    2004
                                                 9.09             11.09         14,785    2003
                                                10.73              9.09          8,759    2002
                                                10.00             10.73          1,266    2001
----------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares            12.15             12.39         15,026    2005
                                                11.42             12.15          9,115    2004
                                                10.00             11.42          8,700    2003
----------------------------------------------------------------------------------------------
 U.S. Equity Fund                                9.46              9.53         14,866    2005
                                                 8.89              9.46          4,238    2004
                                                 7.33              8.89          4,238    2003
                                                 9.23              7.33          5,075    2002
                                                10.00              9.23             28    2001
----------------------------------------------------------------------------------------------
 Value Equity Fund                               9.76              9.99         16,770    2005
                                                 9.06              9.76          6,342    2004
                                                 7.42              9.06          7,469    2003
                                                 9.16              7.42          8,216    2002
                                                10.00              9.16             --    2001
----------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund               10.00             11.37             --    2005
----------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares           10.61             11.24         23,284    2005
                                                 9.96             10.61         26,410    2004
                                                 8.91              9.96         36,951    2003
                                                 9.70              8.91         41,381    2002
                                                10.00              9.70          2,523    2001
----------------------------------------------------------------------------------------------


                                                                                      Accumulation      Accumulation
                                                                                     Unit Values at    Unit Values at
Subaccounts                                                                        Beginning of Period End of Period
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series (continued)
----------------------------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                                       $ 9.72            $10.76
                                                                                           8.38              9.72
                                                                                           7.08              8.38
                                                                                           8.57              7.08
                                                                                          10.00              8.57
----------------------------------------------------------------------------------------------------------------------
 Global Life Sciences                                                                      9.83             10.86
   Portfolio -- Service Shares                                                             8.75              9.83
                                                                                           7.05              8.75
                                                                                          10.18              7.05
                                                                                          10.00             10.18
----------------------------------------------------------------------------------------------------------------------
 Global Technology Portfolio -- Service                                                    6.56              7.20
   Shares                                                                                  6.63              6.56
                                                                                           4.60              6.63
                                                                                           7.93              4.60
                                                                                          10.00              7.93
----------------------------------------------------------------------------------------------------------------------
 International Growth                                                                      9.64             12.50
   Portfolio -- Service Shares                                                             8.25              9.64
                                                                                           6.24              8.25
                                                                                           8.54              6.24
                                                                                          10.00              8.54
----------------------------------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio -- Service                                                     7.74              7.92
   Shares                                                                                  7.55              7.74
                                                                                           5.84              7.55
                                                                                           8.10              5.84
                                                                                          10.00              8.10
----------------------------------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio -- Service                                                       8.73              9.62
   Shares                                                                                  7.37              8.73
                                                                                           5.56              7.37
                                                                                           7.86              5.56
                                                                                          10.00              7.86
----------------------------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio -- Service                                                     7.79              8.09
   Shares                                                                                  7.58              7.79
                                                                                           6.23              7.58
                                                                                           8.53              6.23
                                                                                          10.00              8.53
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 I, Inc. (formerly, Salomon Brothers
 Variable Series Fund Inc)
----------------------------------------------------------------------------------------------------------------------
 Legg Mason Partners Variable All Cap
   Portfolio -- Class II (formerly,                                                       13.73             14.00
   Salomon Brothers Variable All Cap                                                      12.92             13.73
   Fund)                                                                                  10.00             12.92
----------------------------------------------------------------------------------------------------------------------
 Legg Mason Partners Variable Total                                                       10.00             10.55
   Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable
   Total Return Fund)
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 II (formerly, Greenwich Street Series
 Fund)
----------------------------------------------------------------------------------------------------------------------

   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II (formerly,        13.43             14.48
   Salomon Brothers Variable Aggressive                                                   12.56             13.43
   Growth Fund)                                                                           10.00             12.56
----------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                                                   Accumulation
                                                                                     Units at
Subaccounts                                                                        End of Period Year
-----------------------------------------------------------------------------------------------------
Janus Aspen Series (continued)
-----------------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares                                                     2,542     2005
                                                                                       1,121     2004
                                                                                       1,277     2003
                                                                                       1,214     2002
                                                                                       1,718     2001
-----------------------------------------------------------------------------------------------------
 Global Life Sciences                                                                  7,491     2005
   Portfolio -- Service Shares                                                         7,784     2004
                                                                                       8,446     2003
                                                                                       5,576     2002
                                                                                          --     2001
-----------------------------------------------------------------------------------------------------
 Global Technology Portfolio -- Service                                                   --     2005
   Shares                                                                                 --     2004
                                                                                         332     2003
                                                                                         333     2002
                                                                                         333     2001
-----------------------------------------------------------------------------------------------------
 International Growth                                                                  2,650     2005
   Portfolio -- Service Shares                                                         3,017     2004
                                                                                       2,519     2003
                                                                                         891     2002
                                                                                         470     2001
-----------------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio -- Service                                                 6,286     2005
   Shares                                                                              6,555     2004
                                                                                       6,859     2003
                                                                                       4,967     2002
                                                                                          --     2001
-----------------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio -- Service                                                   1,203     2005
   Shares                                                                             11,725     2004
                                                                                       2,927     2003
                                                                                       1,801     2002
                                                                                          --     2001
-----------------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio -- Service                                                 7,775     2005
   Shares                                                                              8,454     2004
                                                                                       9,263     2003
                                                                                      10,366     2002
                                                                                         440     2001
-----------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 I, Inc. (formerly, Salomon Brothers
 Variable Series Fund Inc)
-----------------------------------------------------------------------------------------------------
 Legg Mason Partners Variable All Cap
   Portfolio -- Class II (formerly,                                                       --     2005
   Salomon Brothers Variable All Cap                                                      --     2004
   Fund)                                                                                  --     2003
-----------------------------------------------------------------------------------------------------
 Legg Mason Partners Variable Total                                                       --     2005
   Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable
   Total Return Fund)
-----------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 II (formerly, Greenwich Street Series
 Fund)
-----------------------------------------------------------------------------------------------------

   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II (formerly,        --     2005
   Salomon Brothers Variable Aggressive                                                   --     2004
   Growth Fund)                                                                           --     2003
-----------------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                 $ 7.97            $ 8.17         6,448     2005
   Series -- Service Class Shares                7.44              7.97         6,521     2004
                                                 6.17              7.44         5,766     2003
                                                 8.67              6.17        15,424     2002
                                                10.00              8.67           504     2001
----------------------------------------------------------------------------------------------
 MFS(R) Investors Trust                          9.13              9.61         5,385     2005
   Series -- Service Class Shares                8.35              9.13         5,849     2004
                                                 6.97              8.35         5,421     2003
                                                 8.99              6.97         5,971     2002
                                                10.00              8.99           426     2001
----------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service          8.91              9.21         4,693     2005
   Class Shares                                  8.53              8.91         4,837     2004
                                                 6.50              8.53         4,938     2003
                                                 9.69              6.50         2,072     2002
                                                10.00              9.69            --     2001
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service          12.48             12.59            --     2005
   Class Shares                                 11.43             12.48            --     2004
                                                10.02             11.43            --     2003
                                                10.00             10.02            --     2002
----------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service             10.20             11.69         7,153     2005
   Class Shares                                  7.99             10.20         8,475     2004
                                                 5.99              7.99         7,726     2003
                                                 7.90              5.99         8,996     2002
                                                10.00              7.90            62     2001
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account
 Funds -- Class 2 Shares
----------------------------------------------------------------------------------------------
 Oppenheimer Balanced                           10.93             11.14            --     2005
   Fund/VA -- Service Shares                    10.00             10.93            --     2004
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               13.35             13.77           267     2005
   Fund/VA -- Service Shares                    12.73             13.35           109     2004
                                                 9.91             12.73            --     2003
                                                10.00              9.91            --     2002
----------------------------------------------------------------------------------------------
 Oppenheimer Global Securities                  11.78             13.22         8,070     2005
   Fund/VA -- Service Shares                    10.08             11.78        14,961     2004
                                                 7.17             10.08         8,202     2003
                                                 9.39              7.17         3,631     2002
                                                10.00              9.39           924     2001
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                         9.78             10.17        25,255     2005
   Fund/VA -- Service Shares                     9.11              9.78        23,156     2004
                                                 7.33              9.11        34,292     2003
                                                 9.20              7.33        24,867     2002
                                                10.00              9.20         2,197     2001
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap              15.67             16.91         4,358     2005
   Fund/VA -- Service Shares                    13.37             15.67         4,764     2004
                                                 9.40             13.37         4,423     2003
                                                10.00              9.40            --     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account
 Funds -- Class 2 Shares (continued)
----------------------------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA -- Service
   Shares (formerly, Oppenheimer               $14.08            $15.51           112     2005
   Aggressive Growth Fund/VA -- Service         11.99             14.08           126     2004
   Shares)                                      10.00             11.99           126     2003
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 All Asset Portfolio -- Advisor Class
   Shares                                       10.00             10.39            --     2005
----------------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S. Dollar            11.49             11.88         1,537     2005
   Hedged) -- Administrative Class              11.06             11.49         1,583     2004
   Shares                                       11.00             11.06         1,590     2003
                                                10.37             11.00         1,640     2002
                                                10.00             10.34           797     2001
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         12.68             12.99        18,941     2005
   Class Shares                                 11.77             12.68        19,854     2004
                                                 9.74             11.77        26,070     2003
                                                10.03              9.74        13,819     2002
                                                10.00             10.03           317     2001
----------------------------------------------------------------------------------------------
 Long-Term U.S. Government                      13.33             13.73        19,045     2005
   Portfolio -- Administrative Class            12.60             13.33        18,407     2004
   Shares                                       12.33             12.60        23,243     2003
                                                10.49             12.33        27,306     2002
                                                10.00             10.66        10,046     2001
----------------------------------------------------------------------------------------------
 Low Duration
   Portfolio -- Administrative Class
   Shares                                       10.00              9.97            --     2005
----------------------------------------------------------------------------------------------
 Total Return                                   12.06             12.15        55,424     2005
   Portfolio -- Administrative Class            11.69             12.06        64,580     2004
   Shares                                       11.32             11.69        85,023     2003
                                                10.51             11.32        62,340     2002
                                                10.00             10.55         8,306     2001
----------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly,
 The Prudential Series Fund, Inc.)
----------------------------------------------------------------------------------------------
 Jennison Portfolio -- Class II                 13.01             14.59            --     2005
                                                12.13             13.01            --     2004
                                                10.00             12.13            --     2003
----------------------------------------------------------------------------------------------
 Jennison 20/20 Focus                           13.98             16.67            --     2005
   Portfolio -- Class II                        12.34             13.98            --     2004
                                                10.00             12.34            --     2003
----------------------------------------------------------------------------------------------
 Natural Resources Portfolio -- Class II        10.00             14.84            --     2005
----------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------
 OTC Fund                                        7.94              7.89         3,335     2005
                                                 7.38              7.94         8,330     2004
                                                 5.16              7.38         4,636     2003
                                                 8.58              5.16         5,514     2002
                                                10.00              8.58            --     2001
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------
 Comstock Portfolio -- Class II Shares         $11.94            $12.22         1,254     2005
                                                10.34             11.94         1,461     2004
                                                 8.03             10.34         1,315     2003
                                                10.00              8.03            --     2002
----------------------------------------------------------------------------------------------
 Emerging Growth Portfolio -- Class II           8.96              9.48         1,490     2005
   Shares                                        8.53              8.96            41     2004
                                                 7.25              8.53            12     2003
                                                10.00              7.25            --     2002
----------------------------------------------------------------------------------------------

   The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds - AIM V.I. Core Equity Fund -- Series 1 shares Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares

   Each Annuitant Age 70 or Younger With the Enhanced Payment Benefit Option

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                     $14.06            $14.59         69,455    2005
                                                                     12.89             14.06         62,802    2004
                                                                     10.00             12.89         19,517    2003
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               9.89             10.59         16,101    2005
                                                                      9.43              9.89         16,724    2004
                                                                      7.40              9.43         12,730    2003
                                                                     10.00              7.40          5,694    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares/1/                          9.48             10.02         12,697    2005
                                                                      8.90              9.48         16,434    2004
                                                                      6.89              8.90         17,646    2003
                                                                     10.00              6.89          8,091    2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Service II shares            10.63             12.30         19,585    2005
                                                                     10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/2/                  8.98              9.33         26,399    2005
                                                                      8.63              8.98         29,888    2004
                                                                      7.01              8.63         29,648    2003
                                                                     10.00              7.01         18,661    2002
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           13.62             13.89         10,326    2005
                                                                     13.17             13.62          9,531    2004
                                                                     10.00             13.17          8,384    2003
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           10.76             11.08        284,268    2005
                                                                      9.84             10.76        261,035    2004
                                                                      7.56              9.84        169,732    2003
                                                                     10.00              7.56         70,629    2002
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         10.54             12.08         22,694    2005
                                                                     10.00             10.54          3,222    2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             9.23             10.43         90,714    2005
                                                                      8.66              9.23         86,258    2004
                                                                      7.13              8.66         66,220    2003
                                                                     10.00              7.13         10,095    2002
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B            11.16             11.52          6,126    2005
                                                                      9.92             11.16          6,232    2004
                                                                      6.78              9.92          8,989    2003
                                                                     10.00              6.78          7,344    2002
-------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           10.00              9.95         15,057    2005
-------------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Aggressive Fund merged into the AIM V.I.
    Capital Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
 Separate Account Trust)
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations        $13.74            $14.52         43,137    2005
   Marsico Growth Portfolio)                                               12.35             13.74         32,534    2004
                                                                           10.00             12.35         17,018    2003
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable              15.35             18.05         41,320    2005
   Series (formerly, Nations Marsico International Opportunities           13.38             15.35         29,327    2004
   Portfolio)                                                              10.00             13.38          8,270    2003
-------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial             9.17              9.35         21,848    2005
   Shares                                                                   8.77              9.17         18,353    2004
                                                                            7.08              8.77          2,414    2003
                                                                           10.00              7.08             --    2002
-------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                             10.22             10.44        333,526    2005
                                                                           10.10             10.22        250,029    2004
                                                                            9.97             10.10         28,306    2003
                                                                           10.00              9.97             --    2002
-------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                        13.90             14.64         41,445    2005
                                                                           13.30             13.90         33,095    2004
                                                                           10.40             13.30         13,554    2003
                                                                           10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                       10.62             10.82             --    2005
                                                                           10.00             10.62             --    2004
-------------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares                        10.87             10.97          6,660    2005
                                                                           10.00             10.87          2,080    2004
-------------------------------------------------------------------------------------------------------------------------
  Mercury Global Allocation V.I. Fund -- Class III Shares                  10.00             11.05          2,538    2005
-------------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares                   10.85             11.80          4,175    2005
                                                                           10.00             10.85          2,808    2004
-------------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares                11.21             12.14          7,452    2005
                                                                           10.00             11.21          1,463    2004
-------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                     12.73             12.81         86,487    2005
                                                                           11.75             12.73         71,122    2004
                                                                            9.80             11.75         37,414    2003
                                                                           10.00              9.80         12,646    2002
-------------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                              14.98             16.35         83,653    2005
                                                                           13.30             14.98         65,988    2004
                                                                            7.92             13.30         17,950    2003
                                                                           10.00              7.92          2,767    2002
-------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                       10.35             10.57            497    2005
                                                                           10.00             10.35            519    2004
-------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (continued)
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                       $12.55            $14.41         398,677   2005
                                                                        11.08             12.55         266,394   2004
                                                                         8.78             11.08         135,316   2003
                                                                        10.00              8.78          60,564   2002
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.79             14.00           2,040   2005
                                                                        11.83             11.79              97   2004
                                                                        10.00             11.83              --   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        11.00             11.43         224,213   2005
                                                                        10.05             11.00         213,582   2004
                                                                         7.85             10.05         102,175   2003
                                                                        10.00              7.85          33,456   2002
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                9.01              9.35          93,375   2005
                                                                         8.88              9.01         103,478   2004
                                                                         6.81              8.88          62,076   2003
                                                                        10.00              6.81          20,580   2002
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.27             10.86         134,916   2005
                                                                         9.89             10.27         120,440   2004
                                                                         8.15              9.89          33,551   2003
                                                                        10.00              8.15          19,172   2002
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              14.64             17.00         203,574   2005
                                                                        11.94             14.64         146,394   2004
                                                                         8.77             11.94          95,913   2003
                                                                        10.00              8.77          48,119   2002
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Shares 2                    11.26             11.35           2,081   2005
                                                                        10.00             11.26           1,000   2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     10.00             10.40          28,591   2005
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           11.03             11.08         143,594   2005
                                                                        10.84             11.03         156,106   2004
                                                                        10.64             10.84          84,484   2003
                                                                        10.00             10.64           1,450   2002
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                                   11.98             13.17          89,802   2005
                                                                        10.49             11.98          85,624   2004
                                                                         8.02             10.49          60,649   2003
                                                                        10.00              8.02          28,293   2002
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                      0.98              0.99         998,082   2005
                                                                         0.99              0.98       1,138,513   2004
                                                                         1.00              0.99         689,523   2003
                                                                         1.00              1.00         449,804   2002
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            10.15             10.12          56,444   2005
                                                                         9.64             10.15          51,834   2004
                                                                         7.60              9.64          36,081   2003
                                                                        10.00              7.60          11,446   2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                          $16.25            $17.88         65,785    2005
                                                                        12.48             16.25         46,125    2004
                                                                        10.00             12.48         13,021    2003
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 10.34             10.63        692,994    2005
                                                                         9.51             10.34        695,382    2004
                                                                         7.54              9.51        337,746    2003
                                                                        10.00              7.54         46,625    2002
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)         11.64             12.54        113,582    2005
                                                                        10.27             11.64        103,448    2004
                                                                         8.41             10.27         91,102    2003
                                                                        10.00              8.41         51,245    2002
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   12.16             12.41        235,563    2005
                                                                        11.42             12.16        202,048    2004
                                                                        10.00             11.42         31,429    2003
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                      10.05             10.14         28,946    2005
                                                                         9.45             10.05         23,804    2004
                                                                         7.79              9.45         20,235    2003
                                                                        10.00              7.79         12,337    2002
----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                     10.37             10.62         75,513    2005
                                                                         9.62             10.37         74,152    2004
                                                                         7.88              9.62         57,237    2003
                                                                        10.00              7.88         26,584    2002
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      10.00             11.38         11,969    2005
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  10.84             11.48        183,799    2005
                                                                        10.17             10.84        190,850    2004
                                                                         9.09             10.17        167,564    2003
                                                                        10.00              9.09         80,645    2002
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     11.58             12.82          4,198    2005
                                                                         9.97             11.58          4,628    2004
                                                                         8.43              9.97          3,856    2003
                                                                        10.00              8.43             --    2002
----------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                      10.59             11.71          2,972    2005
                                                                         9.42             10.59          2,737    2004
                                                                         7.59              9.42          2,674    2003
                                                                        10.00              7.59            198    2002
----------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                          8.50              9.33          4,143    2005
                                                                         8.59              8.50          4,611    2004
                                                                         5.96              8.59          4,316    2003
                                                                        10.00              5.96          3,896    2002
----------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                      11.34             14.72         29,607    2005
                                                                         9.71             11.34         33,797    2004
                                                                         7.33              9.71         30,783    2003
                                                                        10.00              7.33          5,962    2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series (continued)
------------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares                           $ 9.39            $ 9.61          6,190    2005
                                                                           9.16              9.39          8,425    2004
                                                                           7.08              9.16          9,756    2003
                                                                          10.00              7.08          6,285    2002
------------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                              12.17             13.42          7,075    2005
                                                                          10.27             12.17          7,352    2004
                                                                           7.74             10.27          6,079    2003
                                                                          10.00              7.74          5,577    2002
------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                             9.19              9.54         37,897    2005
                                                                           8.93              9.19         34,824    2004
                                                                           7.34              8.93         40,941    2003
                                                                          10.00              7.34         33,137    2002
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
 (formerly, Salomon Brothers Variable Series Fund Inc)
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II              13.74             14.02         11,983    2005
   (formerly, Salomon Brothers Variable All Cap Fund)                     12.92             13.74          9,185    2004
                                                                          10.00             12.92          1,498    2003
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Total Return Portfolio -- Class II         10.00             10.55             --    2005
   (formerly, Salomon Brothers Variable Total Return Fund)
------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II (formerly, Greenwich
 Street Series Fund)
------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio --             13.45             14.51         12,396    2005
   Class II (formerly, Salomon Brothers Variable Aggressive               12.56             13.45          4,016    2004
   Growth Fund)                                                           10.00             12.56          2,366    2003
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares             9.37              9.61         91,062    2005
                                                                           8.73              9.37         82,552    2004
                                                                           7.24              8.73         51,479    2003
                                                                          10.00              7.24         20,603    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                   10.09             10.62        184,962    2005
                                                                           9.23             10.09        178,250    2004
                                                                           7.70              9.23         86,862    2003
                                                                          10.00              7.70         35,076    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      9.38              9.69         49,351    2005
                                                                           8.97              9.38         48,727    2004
                                                                           6.83              8.97         45,717    2003
                                                                          10.00              6.83          7,509    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                      12.50             12.62         78,093    2005
                                                                          11.44             12.50         38,814    2004
                                                                          10.03             11.44          5,547    2003
                                                                          10.00             10.03             --    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                         13.61             15.61         51,763    2005
                                                                          10.65             13.61         34,079    2004
                                                                           7.99             10.65          8,480    2003
                                                                          10.00              7.99          4,054    2002
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                        $10.94            $11.16         51,345    2005
                                                                         10.00             10.94         10,799    2004
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             13.37             13.79        218,436    2005
                                                                         12.74             13.37        199,631    2004
                                                                          9.91             12.74         66,420    2003
                                                                         10.00              9.91             --    2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                12.32             13.83        154,205    2005
                                                                         10.53             12.32        116,739    2004
                                                                          7.49             10.53         89,718    2003
                                                                         10.00              7.49         47,524    2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      10.46             10.89        343,711    2005
                                                                          9.74             10.46        331,477    2004
                                                                          7.83              9.74        242,188    2003
                                                                         10.00              7.83        127,593    2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares            15.69             16.94        116,049    2005
                                                                         13.38             15.69         97,208    2004
                                                                          9.43             13.38         53,612    2003
                                                                         10.00              9.43             --    2002
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,                14.09             15.53          9,710    2005
   Oppenheimer Aggressive Growth Fund/VA -- Service Shares)              11.99             14.09          8,229    2004
                                                                         10.00             11.99          4,842    2003
-----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            10.00             10.40          3,762    2005
-----------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative          11.13             11.51          7,788    2005
    Class Shares                                                         10.72             11.13          7,254    2004
                                                                         10.65             10.72          3,381    2003
                                                                         10.00             10.65          3,186    2002
-----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    12.66             12.97        146,080    2005
                                                                         11.74             12.66        130,738    2004
                                                                          9.71             11.74         76,350    2003
                                                                         10.00              9.71         39,904    2002
-----------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative                  12.66             13.03        240,910    2005
    Class Shares                                                         11.96             12.66        200,187    2004
                                                                         11.70             11.96        130,619    2003
                                                                         10.00             11.70        101,339    2002
-----------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  10.00              9.98         18,052    2005
-----------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                  11.41             11.50        558,252    2005
                                                                         11.05             11.41        507,955    2004
                                                                         10.69             11.05        389,832    2003
                                                                         10.00             10.69        242,867    2002
-----------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly, The Prudential Series Fund,
 Inc.)
-----------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                         13.02             14.61          2,683    2005
                                                                         12.12             13.02          5,487    2004
                                                                         10.00             12.12          4,620    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly, The Prudential Series Fund,
 Inc.) (continued)
-----------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                            $13.99            $16.69         3,107     2005
                                                                         12.32             13.99           965     2004
                                                                         10.00             12.32            --     2003
-----------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II                                10.00             14.85         2,289     2005
-----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                9.44              9.39        49,381     2005
                                                                          8.77              9.44        48,742     2004
                                                                          6.13              8.77        26,900     2003
                                                                         10.00              6.13        13,798     2002
-----------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                  11.95             12.25        91,949     2005
                                                                         10.35             11.95        61,659     2004
                                                                          8.05             10.35        23,679     2003
                                                                         10.00              8.05            --     2002
-----------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                            8.97              9.50        10,502     2005
                                                                          8.54              8.97         9,109     2004
                                                                          7.26              8.54         6,477     2003
                                                                         10.00              7.26            --     2002
-----------------------------------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds-- AIM V.I. Core Equity Fund -- Series 1 shares Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares

        Each Annuitant Over Age 70 With Enhanced Payment Benefit Option

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund -- Series II        $14.02            $14.51         3,805     2005
   shares                                       12.88             14.02         7,503     2004
                                                10.00             12.88         6,296     2003
----------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation                   9.83             10.51         2,675     2005
   Fund -- Series I shares                       9.39              9.83         2,844     2004
                                                 7.38              9.39         2,931     2003
                                                10.00              7.38            --     2002
----------------------------------------------------------------------------------------------
 AIM V.I. Growth Fund -- Series I                9.42              9.95         3,495     2005
   shares/1/                                     8.87              9.42         3,458     2004
                                                 6.88              8.87         3,385     2003
                                                10.00              6.88         1,967     2002
----------------------------------------------------------------------------------------------
 AIM V.I. International Growth                  10.62             12.28         2,267     2005
   Fund -- Series II shares                     10.00             10.62            --     2004
----------------------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund -- Series          8.93              9.26         4,630     2005
   I shares/2/                                   8.59              8.93         7,267     2004
                                                 7.00              8.59         6,455     2003
                                                10.00              7.00        15,527     2002
----------------------------------------------------------------------------------------------
AllianceBernstein Variable Products
 Series Fund, Inc.
----------------------------------------------------------------------------------------------
 AllianceBernstein Global Technology            13.57             13.81           524     2005
   Portfolio -- Class B                         13.15             13.57         3,077     2004
                                                10.00             13.15         3,005     2003
----------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income            10.70             10.99        86,656     2005
   Portfolio -- Class B                          9.80             10.70        87,605     2004
                                                 7.55              9.80        72,558     2003
                                                10.00              7.55        29,436     2002
----------------------------------------------------------------------------------------------
 AllianceBernstein International Value          10.54             12.06         5,913     2005
   Portfolio -- Class B                         10.00             10.54            --     2004
----------------------------------------------------------------------------------------------
 AllianceBernstein Large Cap Growth              9.18             10.35        17,191     2005
   Portfolio -- Class B                          8.62              9.18        19,610     2004
                                                 7.12              8.62        16,464     2003
                                                10.00              7.12         3,300     2002
----------------------------------------------------------------------------------------------
 AllianceBernstein Small Cap Growth             11.10             11.42            --     2005
   Portfolio -- Class B                          9.88             11.10            --     2004
                                                 6.77              9.88            --     2003
                                                10.00              6.77            --     2002
----------------------------------------------------------------------------------------------
American Century Variable Portfolios
 II, Inc.
----------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class
   II                                           10.00              9.93            --     2005
----------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Growth Fund merged into the AIM V.I. Capital
    Appreciation Fund.
/2/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust
 I (formerly, Nations Separate Account
 Trust)
----------------------------------------------------------------------------------------------
 Columbia Marsico Growth Fund, Variable        $13.69            $14.44          9,141    2005
   Series (formerly, Nations Marsico            12.33             13.69          7,853    2004
   Growth Portfolio)                            10.00             12.33             --    2003
----------------------------------------------------------------------------------------------
 Columbia Marsico International
   Opportunities Fund, Variable Series
   (formerly, Nations Marsico                   15.30             17.95          2,446    2005
   International Opportunities                  13.36             15.30          1,931    2004
   Portfolio)                                   10.00             13.36          1,127    2003
----------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------
 The Dreyfus Socially Responsible                9.12              9.27             --    2005
   Growth Fund, Inc. -- Initial Shares           8.74              9.12             --    2004
                                                 7.06              8.74             --    2003
                                                10.00              7.06             --    2002
----------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                   10.17             10.37        119,709    2005
                                                10.07             10.17         73,987    2004
                                                 9.97             10.07          8,927    2003
                                                10.00              9.97             --    2002
----------------------------------------------------------------------------------------------
 VT Worldwide Health Sciences Fund              13.84             14.55          2,222    2005
                                                13.27             13.84          2,313    2004
                                                10.40             13.27          1,094    2003
                                                10.00             10.40             --    2002
----------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------
 Evergreen VA Omega Fund -- Class 2             10.60             10.78             --    2005
                                                10.00             10.60             --    2004
----------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------
 Mercury Basic Value V.I. Fund -- Class         10.85             10.93             --    2005
   III Shares                                   10.00             10.85             --    2004
----------------------------------------------------------------------------------------------
 Mercury Global Allocation V.I.
   Fund -- Class III Shares                     10.00             11.03             --    2005
----------------------------------------------------------------------------------------------
 Mercury Large Cap Growth V.I.                  10.84             11.75             --    2005
   Fund -- Class III Shares                     10.00             10.84             --    2004
----------------------------------------------------------------------------------------------
 Mercury Value Opportunities V.I.               11.19             12.10             --    2005
   Fund -- Class III Shares                     10.00             11.19             --    2004
----------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------
 Federated High Income Bond Fund                12.66             12.71          9,934    2005
   II -- Service Shares                         11.70             12.66          8,133    2004
                                                 9.78             11.70         10,220    2003
                                                10.00              9.78          1,030    2002
----------------------------------------------------------------------------------------------
 Federated Kaufman Fund II -- Service           14.93             16.26          7,779    2005
   Shares                                       13.28             14.93          5,995    2004
                                                 7.90             13.28          3,471    2003
                                                10.00              7.90            427    2002
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund
----------------------------------------------------------------------------------------------
 VIP Asset Manager/SM/                          10.34             10.53             --    2005
   Portfolio -- Service Class 2                 10.00             10.34             --    2004
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
 Fund (continued)
----------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service        $12.48            $14.30         53,025    2005
   Class 2                                      11.04             12.48         29,932    2004
                                                 8.77             11.04         13,793    2003
                                                10.00              8.77          2,258    2002
----------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation               11.75             13.92             --    2005
   Portfolio -- Service Class 2                 11.81             11.75             --    2004
                                                10.00             11.81             --    2003
----------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service         10.94             11.33         65,539    2005
   Class 2                                      10.01             10.94         60,159    2004
                                                 7.84             10.01         52,444    2003
                                                10.00              7.84         22,674    2002
----------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2         8.96              9.28          7,972    2005
                                                 8.85              8.96          7,706    2004
                                                 6.80              8.85          4,875    2003
                                                10.00              6.80          1,830    2002
----------------------------------------------------------------------------------------------
 VIP Growth & Income                            10.22             10.77          7,979    2005
   Portfolio -- Service Class 2                  9.86             10.22          4,319    2004
                                                 8.13              9.86         13,084    2003
                                                10.00              8.13         10,477    2002
----------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class         14.56             16.87         38,530    2005
   2                                            11.89             14.56         38,518    2004
                                                 8.76             11.89         44,549    2003
                                                10.00              8.76         42,836    2002
----------------------------------------------------------------------------------------------
 VIP Value Strategies                           11.25             11.31             --    2005
   Portfolio -- Service Class 2                 10.00             11.25             --    2004
----------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
 Products Trust
----------------------------------------------------------------------------------------------
 Franklin Income Securities
   Fund -- Class 2 Shares                       10.00             10.38            907    2005
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------
 Income Fund                                    10.97             11.00         14.742    2005
                                                10.81             10.97         14,741    2004
                                                10.62             10.81         13,639    2003
                                                10.00             10.62            160    2002
----------------------------------------------------------------------------------------------
 Mid-Cap Equity Fund                            11.91             13.07         27,025    2005
                                                10.45             11.91         30,131    2004
                                                 8.01             10.45         32,636    2003
                                                10.00              8.01         19,610    2002
----------------------------------------------------------------------------------------------
 Money Market Fund                               0.98              0.99        462,125    2005
                                                 0.99              0.98        467,693    2004
                                                 1.00              0.99        526,897    2003
                                                 1.00              1.00        686,286    2002
----------------------------------------------------------------------------------------------
 Premier Growth Equity Fund                     10.10             10.04          6,207    2005
                                                 9.61             10.10          6,558    2004
                                                 7.59              9.61         10,227    2003
                                                10.00              7.59          1,455    2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
----------------------------------------------------------------------------------------------
 Real Estate Securities Fund                   $16.20            $17.78          8,306    2005
                                                12.46             16.20         13,025    2004
                                                10.00             12.46          9,370    2003
----------------------------------------------------------------------------------------------
 S&P 500(R) Index Fund                          10.28             10.55        109,914    2005
                                                 9.48             10.28        110,320    2004
                                                 7.52              9.48        126,905    2003
                                                10.00              7.52         60,298    2002
----------------------------------------------------------------------------------------------
 Small-Cap Equity Fund (formerly,               11.57             12.45         13,655    2005
   Small-Cap Value Equity Fund)                 10.23             11.57         17,147    2004
                                                 8.40             10.23         18,869    2003
                                                10.00              8.40         13,607    2002
----------------------------------------------------------------------------------------------
 Total Return Fund -- Class 1 Shares            12.12             12.34         11,682    2005
                                                11.41             12.12         12,533    2004
                                                10.00             11.41         10,503    2003
----------------------------------------------------------------------------------------------
 U.S. Equity Fund                               10.00             10.06          8,551    2005
                                                 9.41             10.00          8,543    2004
                                                 7.77              9.41          8,202    2003
                                                10.00              7.77          2,356    2002
----------------------------------------------------------------------------------------------
 Value Equity Fund                              10.31             10.54         24,466    2005
                                                 9.59             10.31         24,854    2004
                                                 7.87              9.59         26,208    2003
                                                10.00              7.87          9,306    2002
----------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------
 Goldman Sachs Mid Cap Value Fund               10.00             11.36          1,930    2005
----------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------
 Balanced Portfolio -- Service Shares           10.78             11.39        105,654    2005
                                                10.13             10.78        128,209    2004
                                                 9.07             10.13        127,350    2003
                                                10.00              9.07        109,084    2002
----------------------------------------------------------------------------------------------
 Forty Portfolio -- Service Shares              11.51             12.72          1,624    2005
                                                 9.93             11.51          1,929    2004
                                                 8.41              9.93          2,041    2003
                                                10.00              8.41          3,613    2002
----------------------------------------------------------------------------------------------
 Global Life Sciences                           10.53             11.62          1,426    2005
   Portfolio -- Service Shares                   9.39             10.53          1,594    2004
                                                 7.58              9.39          1,600    2003
                                                10.00              7.58          2,891    2002
----------------------------------------------------------------------------------------------
 Global Technology Portfolio -- Service          8.45              9.26          1,488    2005
   Shares                                        8.56              8.45          2,839    2004
                                                 5.95              8.56          1,399    2003
                                                10.00              5.95          4,779    2002
----------------------------------------------------------------------------------------------
 International Growth                           11.27             14.61          5,763    2005
   Portfolio -- Service Shares                   9.67             11.27          6,131    2004
                                                 7.32              9.67          5,991    2003
                                                10.00              7.32          1,352    2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Janus Aspen Series (continued)
----------------------------------------------------------------------------------------------
 Large Cap Growth Portfolio -- Service         $ 9.34            $ 9.54         2,203     2005
   Shares                                        9.12              9.34         2,883     2004
                                                 7.07              9.12            28     2003
                                                10.00              7.07         1,124     2002
----------------------------------------------------------------------------------------------
 Mid Cap Growth Portfolio -- Service            12.10             13.31           907     2005
   Shares                                       10.23             12.10         1,000     2004
                                                 7.73             10.23         1,037     2003
                                                10.00              7.73         1,109     2002
----------------------------------------------------------------------------------------------
 Worldwide Growth Portfolio -- Service           9.14              9.47         5,392     2005
   Shares                                        8.90              9.14         5,678     2004
                                                 7.33              8.90         6,217     2003
                                                10.00              7.33         4,893     2002
----------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 I, Inc. (formerly, Salomon Brothers
 Variable Series Fund Inc)
----------------------------------------------------------------------------------------------
 Legg Mason Partners Variable All Cap
   Portfolio -- Class II (formerly,             13.69             13.94            --     2005
   Salomon Brothers Variable All Cap            12.90             13.69            --     2004
   Fund)                                        10.00             12.90            --     2003
----------------------------------------------------------------------------------------------
 Legg Mason Partners Variable Total             10.00             10.54            --     2005
   Return Portfolio -- Class II
   (formerly, Salomon Brothers Variable
   Total Return Fund)
----------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios
 II (formerly, Greenwich Street Series
 Fund)
----------------------------------------------------------------------------------------------
 Legg Mason Partners Variable
   Aggressive Growth Portfolio -- Class         13.40             14.43         1,536     2005
   II (formerly, Salomon Brothers               12.54             13.40         2,075     2004
   Variable Aggressive Growth Fund)             10.00             12.54           163     2003
----------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock                   9.31              9.53        26,498     2005
   Series -- Service Class Shares                8.70              9.31        34,396     2004
                                                 7.23              8.70        38,613     2003
                                                10.00              7.23        34,313     2002
----------------------------------------------------------------------------------------------
 MFS(R) Investors Trust                         10.03             10.54        11,890     2005
   Series -- Service Class Shares                9.19             10.03        11,501     2004
                                                 7.68              9.19        13,905     2003
                                                10.00              7.68         7,610     2002
----------------------------------------------------------------------------------------------
 MFS(R) New Discovery Series -- Service          9.32              9.62         3,191     2005
   Class Shares                                  8.94              9.32         4,502     2004
                                                 6.82              8.94         2,627     2003
                                                10.00              6.82           101     2002
----------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service          12.44             12.53         3,658     2005
   Class Shares                                 11.41             12.44           643     2004
                                                10.03             11.41           175     2003
                                                10.00             10.03            --     2002
----------------------------------------------------------------------------------------------
 MFS(R) Utilities Series -- Service             13.53             15.49         7,438     2005
   Class Shares                                 10.61             13.53         5,013     2004
                                                 7.97             10.61         2,712     2003
                                                10.00              7.97         1,548     2002
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------
 Oppenheimer Balanced                          $10.92            $11.12          2,394    2005
   Fund/VA -- Service Shares                    10.00             10.92            452    2004
----------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation               13.30             13.70          7,771    2005
   Fund/VA -- Service Shares                    12.71             13.30          4,496    2004
                                                 9.91             12.71            997    2003
                                                10.00              9.91             --    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Global Securities                  12.25             13.72         35,288    2005
   Fund/VA -- Service Shares                    10.49             12.25         36,982    2004
                                                 7.48             10.49         37,800    2003
                                                10.00              7.48         19,752    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street                        10.40             10.80        114,447    2005
   Fund/VA -- Service Shares                     9.71             10.40        144,709    2004
                                                 7.82              9.71        168,642    2003
                                                10.00              7.82        136,697    2002
----------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap              15.61             16.82         17,502    2005
   Fund/VA -- Service Shares                    13.34             15.61         15,415    2004
                                                 9.43             13.34          8,173    2003
                                                10.00              9.43             --    2002
----------------------------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA -- Service
   Shares (formerly, Oppenheimer                14.04             15.44            176    2005
   Aggressive Growth Fund/VA -- Service         11.97             14.04            177    2004
   Shares)                                      10.00             11.97            101    2003
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------
 All Asset Portfolio -- Advisor Class
   Shares                                       10.00             10.38             --    2005
----------------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S. Dollar            11.07             11.43          2,205    2005
   Hedged) -- Administrative Class              10.68             11.07          1,523    2004
   Shares                                       10.63             10.68          9,075    2003
                                                10.00             10.63          8,408    2002
----------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative         12.59             12.87         24,619    2005
   Class Shares                                 11.70             12.59         26,261    2004
                                                 9.70             11.70         22,290    2003
                                                10.00              9.70         12,000    2002
----------------------------------------------------------------------------------------------
 Long-Term U.S. Government                      12.59             12.94         94,390    2005
   Portfolio -- Administrative Class            11.91             12.59         64,930    2004
   Shares                                       11.68             11.91        105,328    2003
                                                10.00             11.68         92,981    2002
----------------------------------------------------------------------------------------------
 Low Duration
   Portfolio -- Administrative Class
   Shares                                       10.00              9.96             --    2005
----------------------------------------------------------------------------------------------
 Total Return                                   11.34             11.41        125,162    2005
   Portfolio -- Administrative Class            11.01             11.34        129,504    2004
   Shares                                       10.68             11.01        142,859    2003
                                                10.00             10.68        111,409    2002
----------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly,
 The Prudential Series Fund, Inc.)
----------------------------------------------------------------------------------------------
 Jennison Portfolio -- Class II                 12.98             14.53            753    2005
                                                12.10             12.98            622    2004
                                                10.00             12.10            670    2003
----------------------------------------------------------------------------------------------

                                                                              Number of
                                            Accumulation      Accumulation  Accumulation
                                           Unit Values at    Unit Values at   Units at
Subaccounts                              Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly,
 The Prudential Series Fund, Inc.)
 (continued)
----------------------------------------------------------------------------------------------
 Jennison 20/20 Focus                          $13.94            $16.60           722     2005
   Portfolio -- Class II                        12.31             13.94            --     2004
                                                10.00             12.31            --     2003
----------------------------------------------------------------------------------------------
 Natural Resources Portfolio -- Class II         0.00             14.83           702      205
----------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------
 OTC Fund                                        9.38              9.32        27,094     2005
                                                 8.74              9.38        26,709     2004
                                                 6.12              8.74           634     2003
                                                10.00              6.12           699     2002
----------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------
 Comstock Portfolio -- Class II Shares          11.89             12.16        25,978     2005
                                                10.31             11.89        14,166     2004
                                                 8.03             10.31         7,135     2003
                                                10.00              8.03         2,539     2002
----------------------------------------------------------------------------------------------
 Emerging Growth Portfolio -- Class II           8.92              9.43         2,039     2005
   Shares                                        8.51              8.92         1,970     2004
                                                 7.26              8.51           842     2003
                                                10.00              7.26            --     2002
----------------------------------------------------------------------------------------------

The following funds were added effective May 1, 2006. Therefore, no condensed financial information is available:

   AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares Fidelity(R) Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2
   Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares
   Franklin Templeton Variable Insurance Products Trust -- Templeton Growth Securities Fund -- Class 2 Shares

Table of Contents

Statement of Additional Information




                                                                        Page
The Company............................................................  B-3

The Separate Account...................................................  B-3

Additional Information About the Guarantee Account.....................  B-4

The Contracts..........................................................  B-4
   Transfer of Annuity Units...........................................  B-4
   Net Investment Factor...............................................  B-4

Termination of Participation Agreements................................  B-5

Calculation of Performance Data........................................  B-7
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market
     Fund..............................................................  B-7
   Other Subaccounts................................................... B-10
   Other Performance Data.............................................. B-11

Tax Matters............................................................ B-12
   Taxation of Genworth Life Insurance Company of New York
     (formerly, GE Capital Life Assurance Company of New York)......... B-12
   IRS Required Distributions.......................................... B-12

General Provisions..................................................... B-13
   Using the Contracts as Collateral................................... B-13
   The Beneficiary..................................................... B-13
   Non-Participating................................................... B-13
   Misstatement of Age or Gender....................................... B-13
   Incontestability.................................................... B-13
   Statement of Values................................................. B-14
   Trust as Owner or Beneficiary....................................... B-14
   Written Notice...................................................... B-14

Legal Developments Regarding Employment-Related Benefit Plans.......... B-14

Regulation of Genworth Life Insurance Company of New York
  (formerly, GE Capital Assurance Company of New York)................. B-14

Experts................................................................ B-15

Financial Statements................................................... B-15

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

                      Genworth Life Insurance Company of New York
                      Variable Annuity Service Center
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 to:

                      Name: ____________________________________________________

                      Address: _________________________________________________
                                                     Street

                      __________________________________________________________
                                 City                   State
                                                                    Zip

                      Signature of Requestor: __________________________________
                                                               Date